                                                      Reg. Nos. 33-8843/811-4842

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                 [X]

    Pre-Effective Amendment No.                                   [ ]
    Post-Effective Amendment No.   21                                  [X]
                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

    Amendment No.   21                                                 [X]
                        (Check appropriate box or boxes.)

                       COLUMBIA SHORT TERM BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon  97207
(Address of Principal Executive Offices)             (Zip Code)

Registrant's Telephone Number, including Area Code:  (503) 222-3600

Jeff B. Curtis
1301 SW Fifth Avenue, PO Box 1350, Portland, Oregon  97207
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (Check appropriate box)

             immediately upon filing pursuant to paragraph (b)

             on            pursuant to paragraph (b)

      X      60 days after filing pursuant to paragraph (a) (1)

             on                         pursuant to paragraph (a) (1)

             75 days after filing pursuant to paragraph (a)(2)

             on                pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

COLUMBIA SHORT TERM BOND FUND  PROSPECTUS, ______________ ___, 2002
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CLASS Z SHARES

Advised by Columbia Funds Management Company


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS



INTRODUCTION                                                            XX
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A Team Approach to Investing..........................................  xx

Risk of Investing in Mutual Funds.....................................  xx

Bond Fund Investing...................................................  xx

THE FUND                                                                XX
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Investment Goal.......................................................  xx

Principal Investment Strategies.......................................  xx

Principal Investment Risks............................................  xx

Performance History...................................................  xx

Your Expenses.........................................................  xx

YOUR ACCOUNT                                                            XX
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How to Buy Shares.....................................................  xx

Eligible Investors....................................................  xx

Sales Charges.........................................................  xx

How to Exchange Shares................................................  xx

How to Sell Shares....................................................  xx

Fund Policy on Trading of Fund Shares.................................  xx

Other Information About Your Account..................................  xx

MANAGING THE FUND                                                       XX
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Investment Advisor....................................................  xx

Portfolio Manager.....................................................  xx

OTHER INVESTMENT STRATEGIES                                             XX
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Bond Selection........................................................  xx

FINANCIAL HIGHLIGHTS                                                    XX
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Not FDIC   May Lose Value
           -----------------
Insured    No Bank Guarantee
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INTRODUCTION
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This Prospectus is designed to provide you with important information about investing in the Columbia Short Term Bond Fund (the Fund).


A TEAM APPROACH TO INVESTING
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Columbia Funds Management Company (Columbia), the investment adviser to the Fund, takes a unique approach to investing, where all Funds are managed using the expertise of Columbia's entire investment team. Through this team effort, individual analysts and portfolio managers have responsibility for tracking specific sectors or industries of the market, identifying securities within those areas that are expected to reward shareholders. This investment strategy is an integral part of security selection for all Funds managed by Columbia.

As part of its active management, Columbia's investment team meets weekly to review and discuss the dynamics of the overall investment and economic environment, taking into account broad indicators such as economic growth, inflation, interest rates, monetary policy, demographics and money flows. This evaluation leads to the development of broad investment themes which create a framework for industry and stock selection, as well as the selection of market capitalizations for certain funds. Investment themes are based on the review and discovery of changes in the market environment that may not yet be widely recognized or understood by the rest of the investment community. Themes are also developed based on secular trends that the investment team sees unfolding over a long period of time.

The fixed income team uses a top-down approach to determine sector emphasis between different types of fixed income instruments. Like the equity investment team, Columbia's fixed income team is made up of various specialists who have responsibility for analyzing and selecting particular securities. The fixed income team works to appropriately shift emphasis between levels of quality, maturity, coupon and types of debt instruments based on their relative attractiveness. The fixed income team uses a proprietary horizon analysis model to gauge the performance of different bonds and the portfolios under various interest rate scenarios. Also, bottom-up security analysis is undertaken to consider the credit worthiness of issuers, particularly for bonds with below investment-grade credit ratings.



RISK OF INVESTING IN MUTUAL FUNDS
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Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. The value of your investment will likely fluctuate. Because you could lose money by investing in mutual funds, please be sure to read all the risk disclosure carefully before investing. The description of the Fund contains a discussion of principal investment risks, and a more detailed discussion of risks is available beginning on page 4, "Principal Investment Risks."



BOND FUND INVESTING
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Bonds are often called fixed income investments because they earn a fixed rate of interest. Bonds are issued by corporations as well as by local, state and federal

INTRODUCTION



governments and their agencies to raise money. The issuer of a bond is borrowing money from investors. A bond represents a promise to pay back this money (referred to as principal or face amount) at a specified time (maturity date), plus a specified amount of interest (coupon).

Investment return on a bond is earned through the payment of interest and any price appreciation or depreciation if the bond is sold before maturity. Most bonds pay interest every six months. Because bond funds consist of many bonds that are bought and sold on an ongoing basis, a bond fund investment does not have a maturity date and does not earn a fixed interest rate. In addition, the share price of a bond fund fluctuates daily to reflect the current value of all bonds in the fund. The maturities of all the bonds within a bond fund can be combined to determine its average maturity. Generally, the longer the average maturity of a bond fund portfolio, the more sensitive its net asset value to changes in interest rates.

Another distinguishing characteristic of a bond fund is its average credit quality. Generally, the lower the credit quality of bonds in a portfolio, the more sensitive the fund's net asset value to the activities and financial prospects of the companies issuing the bonds, as well as to general economic and market conditions.

While bonds have not generated as high an investment return as stocks over time, their returns are generally less volatile.

THE FUND
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WHO SHOULD INVEST?

The Fund is appropriate for:

-        Risk-averse, short-term investors

-        Those willing to accept only a small amount of price volatility

- Those focused on the preservation of assets rather than the appreciation of assets

- Those looking to diversify a balanced portfolio with a short-term, income-earning investment

INVESTMENT GOAL
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The Fund seeks a high level of current income consistent with a high degree of principal stability by investing at least 80% of its assets in short-term, investment-grade, fixed income securities (rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated deemed to be of comparable quality).

PRINCIPAL INVESTMENT STRATEGIES
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Under normal market conditions, the Fund intends to invest at least 50% of its assets in direct and indirect obligations of the U.S. Government, its agencies and instrumentalities, and corporate debt securities rated in the two highest categories by S&P (AAA or AA) or Moody's (Aaa or Aa). The Fund's average portfolio duration will not exceed three years.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover).

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
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This Fund has interest rate risk, credit risk, and prepayment risk. You could lose money as a result of your investment.

INTEREST RATE RISK. Interest rate risk refers to the possibility that the net asset value of the Fund may decline due to an increase in interest rates.

When interest rates go up, the value of the Fund's portfolio will likely decline because fixed income securities in the portfolio are paying a lower interest rate than what investors could obtain in the current market. When interest rates go down, the value of the Fund's portfolio will likely rise, because fixed income securities in the portfolio are paying a higher interest rate than newly issued fixed income securities. The amount of change in the value of the Fund's portfolio depends upon several factors, including the maturity date of the fixed income securities in the portfolio. In general, fixed income securities with longer maturities are more sensitive to interest rate changes than securities with shorter maturities. To compensate for the higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

CREDIT RISK. Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. The Fund may invest in non-investment-grade

THE FUND




securities, but its debt securities will primarily be investment-grade. Investment-grade securities are those issued by the U.S. Government, its agencies, and instrumentalities, as well as those rated as shown below by the following rating agencies:

INVESTMENT-GRADE SECURITIES
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RATING                        LONG-TERM DEBT       SHORT-TERM DEBT
AGENCY                        SECURITY             SECURITY

Standard & Poor's (S&P)       At least BBB         At least A-3 or SP-2

Moody's Investors Service,
Inc. (Moody's)                At least Baa         At least Prime-3 or MIG 4/VMIG4


The Fund may also invest in securities unrated by these agencies if Columbia determines the security to be of equivalent investment quality to an investment-grade security. Investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

PREPAYMENT RISK. The Fund may also invest in mortgage related securities and collateralized mortgage obligations ("CMOs"). Investments in mortgage related securities and CMOs are subject to risks relating to cash flow uncertainty; that is, the risk that actual prepayment on the underlying mortgages will not correspond to the prepayment rate assumed by the Fund (prepayment risk). Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce their growth potential. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgage and expose the Fund to a lower rate of return on reinvestment. To the extent that mortgage-backed securities are held by the Fund, the prepayment right of mortgages may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of the non-callable debt securities.

INFLATION RISK. Inflation poses a risk to investors who invest exclusively in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.



PERFORMANCE HISTORY
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The bar chart below shows the Fund's calendar year total returns for its Class Z shares. The Fund did not have separate classes of shares prior to [____, 2002]; on that date, the Fund's outstanding shares were redesignated as Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



CALENDAR YEAR TOTAL RETURNS (CLASS Z)
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[BAR CHART]

Year

1992                5.81%
1993                5.91%
1994               -0.03%
1995               10.21%
1996                3.85%
1997                5.76%
1998                6.43%
1999                1.80%
2000                7.26%
2001                8.07%

For period shown in bar chart:      Best quarter: 3rd quarter 1992, +3.88%
                                    Worst quarter: 1st quarter 1992, -0.93%

THE FUND


UNDERSTANDING PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

The Fund's returns are compared to the Merrill Lynch 1-5 Year Govt./Corp. Index and the Merrill Lynch 1-3 Year Treasury Index. The Merrill Lynch 1-5 Year Govt./Corp. Index is an unmanaged index that includes all U.S. government debt with at least $100 million face value outstanding, as well as investment grade rated corporate debt with at least $100 million outstanding, with a maturity between 1-5 years. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that measures the return of Treasury bills with maturities of 1-3 years and is intended a benchmark for the prior investment objective and strategy of the Fund. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
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                                        INCEPTION
                                           DATE     1 YEAR   5 YEARS   10 YEARS
Class Z (%)
    Return Before Taxes                  [/ /]      [8.07]    [5.84]    [5.47]
    Return After Taxes on
       Distributions                                [5.77]    [3.81]    [3.38]
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                               [4.88]    [3.67]    [3.35]
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Merrill Lynch 1-5 Year Govt./Corp.         N/A
Index (%)                                            8.98      6.95      [6.53]
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Merrill Lynch 1-3 Year Treasury            N/A
Index (%)                                            8.30      6.59      6.09

THE FUND

UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions

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YOUR EXPENSES
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Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES (1) (PAID DIRECTLY FROM YOUR INVESTMENT)
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Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00
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Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          0.00
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Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        (2)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)(3)
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Management fee (%)
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Distribution and service (12b-1) fees (%)
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Other expenses(4) (%)
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Total annual fund operating expenses (4) (%)
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EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
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       1 YEAR              3 YEARS            5 YEARS            10 YEARS
         $                    $                  $                   $

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)      There is a $7.50 charge for wiring sale proceeds to your bank.

(3)      [Estimated expenses for the current fiscal year.]


(4) [The Fund's advisor has voluntarily agreed to waive a portion of the transfer agency fees so that transfer agency expense will not exceed [___]%. If this waiver were reflected in the table, other expenses would be [___]% and total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would be [___]%. The advisor has agreed to keep this arrangement in place through May 2004. Thereafter, this arrangement may be modified or terminated by the advisor at any time.]

YOUR ACCOUNT
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HOW TO BUY SHARES
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Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
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METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                      receive your request prior to the close of the New York
                      Stock Exchange (NYSE), usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing
                      the purchase for you.
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By check              For new accounts send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By check              For existing accounts fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
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By exchange           You or your financial advisor may acquire shares for
                      your account by exchanging shares you own in one fund
                      for shares of the same class or Class A of the Fund
                      at no additional cost. There may be an additional
                      charge if exchanging from a money market fund. To
                      exchange by telephone, call 1-800-422-3737.
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By wire               You may purchase shares by wiring money from your bank
                      account to your Fund account. To wire funds to your Fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
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By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your Fund account by
                      calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
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Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund
                      account. You can select a pre-authorized amount to be
                      sent via electronic funds transfer. Be sure to
                      complete the appropriate section of the application
                      for this feature.
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Automated dollar      You can purchase shares for your account by
cost averaging        exchanging $100 or more each month from another fund
                      for shares of the same class of the Fund at no additional
                      cost. You must have a current balance of at least $5,000
                      in the fund the money is coming from. The designated
                      amount will be exchanged on the third Tuesday of each
                      month. Exchanges will continue so long as your fund
                      balance is sufficient to complete the transfers. You may
                      terminate your program or change the amount of the
                      exchange (subject to the $100 minimum) by calling
                      1-800-422-3737. Be sure to complete the appropriate
                      section of the account application for this feature.
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By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the
                      Fund at no additional sales charge. To invest your
                      dividends in the Fund, call 1-800-345-6611.
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In Person             Visit Columbia Funds between 7:30 a.m. and 5:00 p.m. PST,
                      conveniently located in downtown Portland, Oregon at 1301
                      S.W. Fifth Avenue.



OTHER INVESTMENT STRATEGIES


ELIGIBLE INVESTORS
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Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

         - any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. ("LFDI") (i) who holds Class Z shares or (ii) who holds Class A shares that were obtained by exchanging Class Z shares;

         - any trustee or director (or family member) of any fund distributed by LFDI; and

         - any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

         - clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

         - any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

         - a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

         - any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

         - clients of Fleet National Bank or its subsidiaries for shares purchased through an asset management, trust, retirement plan administration, private client or similar arrangement with Fleet National Bank or the subsidiary.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

OTHER INVESTMENT STRATEGIES


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers five additional classes of shares -- Class A, B, D, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

SALES CHARGES
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Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES
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You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
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Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OTHER INVESTMENT STRATEGIES



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
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METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your
financial advisor     sell order. To receive the current trading day's
                      price, your financial advisor firm must receive your
                      request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
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By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A
                      shares of another fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
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By telephone          You or your financial advisor may sell shares by
                      telephone and request that a check be sent to your
                      address of record by calling 1-800-422-3737, unless
                      you have notified the Fund of an address change
                      within the previous 30 days. The dollar limit for
                      telephone sales is $100,000 in a 30-day period. You
                      do not need to set up this feature in advance of your
                      call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
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By mail You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.
                      All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------------------------------------------------------------------

By systematic         You may automatically sell a specified dollar amount
withdrawal plan       or percentage of your account on a monthly, quarterly
                      or semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. All dividend and
                      capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account
                      application for this feature.
--------------------------------------------------------------------------------

By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may
                      take up to two business days to be received by your bank.
                      You must set up this feature prior to your request. Be
                      sure to complete the appropriate section of the account
                      application for this feature.

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In Person             Although you can visit Columbia Funds to make a redemption request, availability of proceeds will vary. Please call
                      ahead for details.



OTHER INVESTMENT STRATEGIES



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

OTHER INVESTMENT STRATEGIES



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends         Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains     Represents net long-term capital gains on sales of
                  securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

OTHER INVESTMENT STRATEGIES




TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
The Fund's investment advisor is Columbia Funds Management Company (Columbia), P.O. Box 1350, Portland, Oregon 97207-1350. Columbia is responsible for managing the Fund's portfolio and its business affairs, subject to oversight by the Fund's Board of Directors. Columbia or its predecessor has been an investment advisor since 1967. As of December 31, 2001, Columbia managed over $__ billion in assets.

For the 2001 fiscal year, aggregate advisory fees paid to Columbia by the Fund amounted to 0.50% of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Columbia's Investment Team is responsible for developing investment themes and strategies for the Fund. Mr. Richard J. Johnson, CFA, is Chief Investment Officer and supervises the Team's activities. Prior to joining Columbia, Mr. Johnson served as Portfolio Manager and Analyst at Provident Investment Counsel (1990-1994). Mr. Johnson received a Master of Business Administration degree from the Anderson School of Management at UCLA in 1990.

Leonard A. Aplet, CFA, a Senior Vice President of Columbia, and Jeffrey L. Rippey, CFA, a Senior Vice President of Colombia, co-manage the Fund and are responsible for implementing and maintaining the investment themes and strategies developed by the Team, while adhering to the specific goal and strategy of the Fund.

Mr. Aplet joined Columbia in 1987 and has co-managed the Fund since 2000. Previously, he was a County Supervisor for the Farmers Home Administration (1976-1985). Mr. Aplet received a Master of Business Administration degree from the University of California at Berkeley in 1987.

Mr. Rippey joined Columbia in 1981 and has co-managed the Fund since 1987. Previously, he worked in the Trust Department of Rainier National Bank (1978-1981). Mr. Rippey is a 1978 graduate of Pacific Lutheran University.

OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The Fund's principal investment strategies and their associated risks are described above. This section describes other investment strategies of the Fund. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.


BOND SELECTION
--------------------------------------------------------------------------------
The Fund may invest in a variety of debt securities, including bonds, debentures, notes, equipment trust certificates and short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of, or guaranteed by, the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates, mortgage-backed securities and other similar securities representing ownership in a pool of loans. The Fund may also invest in repurchase agreements with banks or securities dealers relating to these securities.

Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

The Fund will usually invest some portion of its assets in collateralized mortgage obligations ("CMOs") issued by U.S. agencies or instrumentalities or in privately issued CMOs that carry an investment-grade rating. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more

OTHER INVESTMENT STRATEGIES



typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The Fund will only invest in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, including home equity and automobile loans and credit card and other types of receivables, as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's Class Z financial performance for the periods indicated. Information is shown for the last five fiscal years, which run from January 1 to December 31. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the five years ended December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                           Year ended December 31,
                                                            2001           2000            1999           1998            1997
                                                          Class Z        Class Z         Class Z        Class Z         Class Z
 Net asset value--
 Beginning of period ($)                                   8.36            8.20           8.39            8.29           8.24
------------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income (loss)                              0.46            0.42           0.33            0.38           0.41
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)                   0.21            0.16          (0.18)           0.14           0.05
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                          0.67            0.58           0.15            0.52           0.46
------------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED
 TO SHAREHOLDERS ($):

 From net investment income                               (0.46)          (0.42)         (0.33)          (0.38)         (0.41)
------------------------------------------------------------------------------------------------------------------------------------
 In excess of net investment income [from
 capital gains]                                           (0.02)            --           (0.01)          (0.04)           --
------------------------------------------------------------------------------------------------------------------------------------
 Total Distributions
 Declared to Shareholders                                 (0.48)          (0.42)         (0.34)          (0.42)         (0.41)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                         8.55            8.36           8.20            8.39           8.29
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%)                                          8.07            7.26           1.80            6.43           5.76
------------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses                                                  0.75            0.88           0.91            0.89           0.87
------------------------------------------------------------------------------------------------------------------------------------
 [Ratio of expenses to average net assets
 before contractual reimbursement]                         0.91            0.90           0.91            0.89           0.87
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                              5.26            5.09           4.09            4.55           4.99

 Portfolio turnover rate (%)                                137             147            211             182            184
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)                    62,930          35,856         38,072          40,578         37,837

NOTES
--------------------------------------------------------------------------------

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Short Term Bond Fund, Inc.: 811-4842


                           [LIBERTY FUNDS LETTERHEAD]

[Job Code]

COLUMBIA SHORT TERM BOND FUND              PROSPECTUS, ______________ ___, 2002
--------------------------------------------------------------------------------


CLASS A, B AND D SHARES

Advised by Columbia Funds Management Company



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


INTRODUCTION                                                                XX
--------------------------------------------------------------------------------
A Team Approach to Investing..............................................  xx
Risk of Investing in Mutual Funds.........................................  xx
Bond Fund Investing.......................................................  xx


THE FUND                                                                    XX
--------------------------------------------------------------------------------
Investment Goal...........................................................  xx
Principal Investment Strategies...........................................  xx
Principal Investment Risks................................................  xx
Performance History.......................................................  xx
Your Expenses.............................................................  xx

YOUR ACCOUNT                                                                XX
--------------------------------------------------------------------------------
How to Buy Shares.........................................................  xx
Sales Charges.............................................................  xx
How to Exchange Shares....................................................  xx
How to Sell Shares........................................................  xx
Fund Policy on Trading of Fund Shares.....................................  xx
Distribution and Service Fees.............................................  xx
Other Information About Your Account......................................  xx

MANAGING THE FUND                                                           XX
--------------------------------------------------------------------------------
Investment Advisor........................................................  xx
Portfolio Manager.........................................................  xx


OTHER INVESTMENT STRATEGIES                                                 XX
--------------------------------------------------------------------------------
Bond Selection............................................................  xx


FINANCIAL HIGHLIGHTS                                                        XX
--------------------------------------------------------------------------------


------------------------------
Not FDIC    May Lose Value
            ------------------
Insured     No Bank Guarantee
------------------------------

INTRODUCTION
--------------------------------------------------------------------------------

This Prospectus is designed to provide you with important information about investing in the Columbia Short Term Bond Fund (the Fund).


A TEAM APPROACH TO INVESTING
--------------------------------------------------------------------------------

Columbia Funds Management Company (Columbia), the investment adviser to the Fund, takes a unique approach to investing, where all Funds are managed using the expertise of Columbia's entire investment team. Through this team effort, individual analysts and portfolio managers have responsibility for tracking specific sectors or industries of the market, identifying securities within those areas that are expected to reward shareholders. This investment strategy is an integral part of security selection for all Funds managed by Columbia.

As part of its active management, Columbia's investment team meets weekly to review and discuss the dynamics of the overall investment and economic environment, taking into account broad indicators such as economic growth, inflation, interest rates, monetary policy, demographics and money flows. This evaluation leads to the development of broad investment themes which create a framework for industry and stock selection, as well as the selection of market capitalizations for certain funds. Investment themes are based on the review and discovery of changes in the market environment that may not yet be widely recognized or understood by the rest of the investment community. Themes are also developed based on secular trends that the investment team sees unfolding over a long period of time.

The fixed income team uses a top-down approach to determine sector emphasis between different types of fixed income instruments. Like the equity investment team, Columbia's fixed income team is made up of various specialists who have responsibility for analyzing and selecting particular securities. The fixed income team works to appropriately shift emphasis between levels of quality, maturity, coupon and types of debt instruments based on their relative attractiveness. The fixed income team uses a proprietary horizon analysis model to gauge the performance of different bonds and the portfolios under various interest rate scenarios. Also, bottom-up security analysis is undertaken to consider the credit worthiness of issuers, particularly for bonds with below investment-grade credit ratings.

RISK OF INVESTING IN MUTUAL FUNDS
--------------------------------------------------------------------------------


Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. The value of your investment will likely fluctuate. Because you could lose money by investing in mutual funds, please be sure to read all the risk disclosure carefully before investing. The description of the Fund contains a discussion of principal investment risks, and a more detailed discussion of risks is available beginning on page 4, "Principal Investment Risks."


BOND FUND INVESTING
--------------------------------------------------------------------------------

Bonds are often called fixed income investments because they earn a fixed rate of interest. Bonds are issued by corporations as well as by local, state and federal

INTRODUCTION


governments and their agencies to raise money. The issuer of a bond is borrowing money from investors. A bond represents a promise to pay back this money (referred to as principal or face amount) at a specified time (maturity date), plus a specified amount of interest (coupon).

Investment return on a bond is earned through the payment of interest and any price appreciation or depreciation if the bond is sold before maturity. Most bonds pay interest every six months. Because bond funds consist of many bonds that are bought and sold on an ongoing basis, a bond fund investment does not have a maturity date and does not earn a fixed interest rate. In addition, the share price of a bond fund fluctuates daily to reflect the current value of all bonds in the fund. The maturities of all the bonds within a bond fund can be combined to determine its average maturity. Generally, the longer the average maturity of a bond fund portfolio, the more sensitive its net asset value to changes in interest rates.

Another distinguishing characteristic of a bond fund is its average credit quality. Generally, the lower the credit quality of bonds in a portfolio, the more sensitive the fund's net asset value to the activities and financial prospects of the companies issuing the bonds, as well as to general economic and market conditions.

While bonds have not generated as high an investment return as stocks over time, their returns are generally less volatile.

THE FUND
--------------------------------------------------------------------------------


WHO SHOULD INVEST?

The Fund is appropriate for:

-  Risk-averse, short-term investors

-  Those willing to accept only a small amount of price volatility

- Those focused on the preservation of assets rather than the appreciation of assets

- Those looking to diversify a balanced portfolio with a short-term, income-earning investment


INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks a high level of current income consistent with a high degree of principal stability by investing at least 80% of its assets in short-term, investment-grade, fixed income securities (rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated deemed to be of comparable quality).


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund intends to invest at least 50% of its assets in direct and indirect obligations of the U.S. Government, its agencies and instrumentalities, and corporate debt securities rated in the two highest categories by S&P (AAA or AA) or Moody's (Aaa or Aa). The Fund's average portfolio duration will not exceed three years.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover).

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

This Fund has interest rate risk, credit risk, and prepayment risk. You could lose money as a result of your investment.

INTEREST RATE RISK. Interest rate risk refers to the possibility that the net asset value of the Fund may decline due to an increase in interest rates.

When interest rates go up, the value of the Fund's portfolio will likely decline because fixed income securities in the portfolio are paying a lower interest rate than what investors could obtain in the current market. When interest rates go down, the value of the Fund's portfolio will likely rise, because fixed income securities in the portfolio are paying a higher interest rate than newly issued fixed income securities. The amount of change in the value of the Fund's portfolio depends upon several factors, including the maturity date of the fixed income securities in the portfolio. In general, fixed income securities with longer maturities are more sensitive to interest rate changes than securities with shorter maturities. To compensate for the higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

CREDIT RISK. Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. The Fund may invest in non-investment-grade

THE FUND


securities, but its debt securities will primarily be investment-grade. Investment-grade securities are those issued by the U.S. Government, its agencies, and instrumentalities, as well as those rated as shown below by the following rating agencies:


INVESTMENT-GRADE SECURITIES
--------------------------------------------------------------------------------

                                 LONG-TERM               SHORT-TERM
RATING AGENCY                  DEBT SECURITY            DEBT SECURITY
Standard & Poor's (S&P)        At least BBB      At least A-3 or SP-2

Moody's Investors Service,
Inc. (Moody's)                 At least Baa      At least Prime-3 or MIG 4/VMIG4

The Fund may also invest in securities unrated by these agencies if Columbia determines the security to be of equivalent investment quality to an investment-grade security. Investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

PREPAYMENT RISK. The Fund may also invest in mortgage related securities and collateralized mortgage obligations ("CMOs"). Investments in mortgage related securities and CMOs are subject to risks relating to cash flow uncertainty; that is, the risk that actual prepayment on the underlying mortgages will not correspond to the prepayment rate assumed by the Fund (prepayment risk). Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce their growth potential. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgage and expose the Fund to a lower rate of return on reinvestment. To the extent that mortgage-backed securities are held by the Fund, the prepayment right of mortgages may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of the non-callable debt securities.

INFLATION RISK. Inflation poses a risk to investors who invest exclusively in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Class Z expenses, but not the effects of sales charges. Class A, Class B and Class D shares are subject to sales charges, 12b-1 fees and expenses to which Class Z shares are not subject. If these amounts were reflected, returns would be less than those shown.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class A, Class B and Class D shares have not been offered for a full calendar year, the bar chart and performance table below shows the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

CALENDAR YEAR TOTAL RETURNS (CLASS Z) (1)
--------------------------------------------------------------------------------

[BAR CHART]


YEAR
1992                5.81%
1993                5.91%
1994               -0.03%
1995               10.21%
1996                3.85%
1997                5.76%
1998                6.43%
1999                1.80%
2000                7.26%
2001                8.07%

                             For period shown in bar chart:
                             Best quarter: 3rd quarter 1992, +3.88%
                             Worst quarter: 1st quarter 1992, -0.93%


(1) Because Class A, B and D shares have not completed a full calendar year, the bar chart total returns shown are for Class Z shares, the Fund's oldest existing share class. Class Z shares are not offered through this prospectus. Class A, B and D shares would have substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and D shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares and, for purposes of the performance table, that Class A, B and D shares are subject to a sales charge, which Class Z shares are not.

THE FUND



UNDERSTANDING PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Class Z expenses. The table shows for each class the Class Z performance calculated to reflect the effect of sales charges of each class.

The Fund's returns are compared to the Merrill Lynch 1-5 Year Govt./Corp. Index and the Merrill Lynch 1-3 Year Treasury Index. The Merrill Lynch 1-5 Year Govt./Corp. Index is an unmanaged index that includes all U.S. government debt with at least $100 million face value outstanding, as well as investment grade rated corporate debt with at least $100 million outstanding, with a maturity between 1-5 years. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that measures the return of Treasury bills with maturities of 1-3 years and is intended a benchmark for the prior investment objective and strategy of the Fund. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001 (2)
--------------------------------------------------------------------------------


                                              1 YEAR     5 YEARS     10 YEARS
Class A (%)
   Return Before Taxes
   Return After Taxes on
     Distributions
   Return After Taxes on
     Distributions and Sale
     of Fund Shares
--------------------------------------------------------------------------------
Class B (%)
   Return Before Taxes
   Return After Taxes on
     Distributions
   Return After Taxes on
     Distributions and Sale
     of Fund Shares
--------------------------------------------------------------------------------
Class D (%)
   Return Before Taxes
   Return After Taxes on
     Distributions
   Return After Taxes on
     Distributions and Sale
     of Fund Shares
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year Govt./Corp.
Index (%)
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index (%)

(2) Class A, Class B and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, Class B and Class D shares, respectively). These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and D shares were initially offered on _____, and Class Z shares were initially offered on ____.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-  $10,000 initial investment

-  5% total return for each year

-  Fund operating expenses remain the same

-  Assumes reinvestment of all dividends and distributions

-  Assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES (3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                CLASS A    CLASS B     CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)          4.75        0.00        1.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)    1.00(4)     5.00        1.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                      (5)         (5)         (5)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS) (6)
--------------------------------------------------------------------------------

                                                  CLASS A    CLASS B    CLASS D
Management fee (%)
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)           (8)
--------------------------------------------------------------------------------
Other expenses (7) (%)
--------------------------------------------------------------------------------
Total annual fund operating expenses (7)(8) (%)


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A
--------------------------------------------------------------------------------
Class B: did not sell your shares
            sold all your shares at
            the end of the period
--------------------------------------------------------------------------------
Class D: did not sell your shares
            sold all your shares at
            the end of the period
--------------------------------------------------------------------------------

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.


(6)  [Estimated expenses for the current fiscal year].



(7) The Fund's advisor has voluntarily agreed to waive [ ]%, [ ]% and [ ]% of transfer agency fees for Class A, B and D shares, respectively. If these waivers were reflected in the table, "Other expenses" for Class A, B and D shares would be [ ]%, [ ]% and [ ]%, respectively, and total annual fund operating expenses for Class A, B and D shares (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) would be [ ]%, [ ]% and [ ]%, respectively, including the 12b-1 fee limit for Class A shares described in footnote 8. The advisor has agreed to keep this arrangement in place through May 2004. Thereafter, this arrangement may be modified or terminated by the advisor at any time.



(8) The Fund's Trustees currently limit the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be [ ]% and the total annual fund operating expenses for Class A shares would be [ ]%, including the transfer agency fee waiver described in footnote 7. This arrangement may be modified or terminated by the distributor at any time.

YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS

Initial Investment ...............................................     $1,000
Subsequent Investments ...........................................     $   50
Automatic Investment Plan* .......................................     $   50
Retirement Plan* .................................................     $   25


*  The initial investment minimum of $1,000 is waived on these plans.


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange
                      (NYSE), usually 4:00 p.m. Eastern time. Your financial
                      advisor may charge you fees for executing the purchase for you.
---------------------------------------------------------------------------------------
By check              For new accounts send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
By check              For existing accounts fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares
                      for your account by exchanging shares you own in one fund
                      for shares of the same class of the Fund at no additional
                      cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                      1-800-422-3737.
---------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your
                      bank account to your Fund account. To wire funds to your
                      Fund account, call 1-800-422-3737 to obtain a control
                      number and the wiring instructions.
---------------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your Fund account by calling
                      1-800-422-3737. An electronic funds transfer may take up
                      to two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.
---------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your Fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
---------------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging $100 or
cost averaging        more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third
                      Tuesday of each month. Exchanges will continue so long as
                      your fund balance is sufficient to complete the transfers.
                      You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                      1-800-422-3737. Be sure to complete the appropriate
                      section of the account application for this feature.
---------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by another
diversification       fund into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in the Fund, call
                      1-800-345-6611.





YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and D. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                        % OF
                                                                      OFFERING
                                         AS A % OF                      PRICE
                                        THE PUBLIC      AS A %       RETAINED BY
                                         OFFERING      OF YOUR        FINANCIAL
AMOUNT OF PURCHASE                        PRICE       INVESTMENT    ADVISOR FIRM
Less than $50,000                         4.75           4.99           4.25
--------------------------------------------------------------------------------
$50,000 to less than $100,000             4.50           4.71           4.00
--------------------------------------------------------------------------------
$100,000 to less than $250,000            3.50           3.63           3.00
--------------------------------------------------------------------------------
$250,000 to less than $500,000            2.50           2.56           2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000          2.00           2.04           1.75
--------------------------------------------------------------------------------
$1,000,000 or more                        0.00           0.00           0.00


Class A shares bought without an initial sales charge in accounts aggregating
$1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------


AMOUNT PURCHASED                                                  COMMISSION %
First $3 million                                                      1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                    0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                   0.50
--------------------------------------------------------------------------------
$25 million or more                                                   0.25


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD
Through first year                                                  5.00
--------------------------------------------------------------------------------
Through second year                                                 4.00
--------------------------------------------------------------------------------
Through third year                                                  3.00
--------------------------------------------------------------------------------
Through fourth year                                                 3.00
--------------------------------------------------------------------------------
Through fifth year                                                  2.00
--------------------------------------------------------------------------------
Through sixth year                                                  1.00
--------------------------------------------------------------------------------
Longer than six years                                               0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD
Through first year                                                  3.00
--------------------------------------------------------------------------------
Through second year                                                 2.00
--------------------------------------------------------------------------------
Through third year                                                  1.00
--------------------------------------------------------------------------------
Longer than three years                                             0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD
Through first year                                                  3.00
--------------------------------------------------------------------------------
Through second year                                                 2.00
--------------------------------------------------------------------------------
Through third year                                                  1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS D SHARES Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00%, which is paid as a commission to your financial advisor firm on the sale of Class D shares as shown in the chart below.


CLASS D SALES CHARGES
--------------------------------------------------------------------------------

                                    AS A %             % OF OFFERING PRICE
AS A % OF THE PUBLIC              OF YOUR             RETAINED BY FINANCIAL
  OFFERING PRICE                 INVESTMENT               ADVISOR FIRM
       1.00                         1.01                     1.00

In addition, the distributor pays your financial advisor firm an initial commission of 1.00% on sales of Class D shares.

Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and, in the case of Class D shares, for Class C shares) of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of regular trading on the NYSE, usually 4:00 p.m. Eastern
                      time. Your financial advisor may charge you fees for
                      executing a redemption for you.
---------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no
                      additional cost. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
---------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below.  In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. This feature is
                      not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.





YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class D shares. Distribution and service fees are paid out of the assets of these classes. The distributor has agreed to waive the Class A share distribution fee. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Columbia." You can find daily prices for all share classes by visiting the Fund's web site at www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or D shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-  send the check to your address of record
-  send the check to a third party address
-  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

The Fund's investment advisor is Columbia Funds Management Company (Columbia), P.O. Box 1350, Portland, Oregon 97207-1350. Columbia is responsible for managing the Fund's portfolio and its business affairs, subject to oversight by the Fund's Board of Directors. Columbia or its predecessor has been an investment advisor since 1967. As of December 31, 2001, Columbia managed over $__ billion in assets.

For the 2001 fiscal year, aggregate advisory fees paid to Columbia by the Fund amounted to 0.50% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Columbia's Investment Team is responsible for developing investment themes and strategies for the Fund. Mr. Richard J. Johnson, CFA, is Chief Investment Officer and supervises the Team's activities. Prior to joining Columbia, Mr. Johnson served as Portfolio Manager and Analyst at Provident Investment Counsel (1990-1994). Mr. Johnson received a Master of Business Administration degree from the Anderson School of Management at UCLA in 1990.

Leonard A. Aplet, CFA, a Senior Vice President of Columbia, and Jeffrey L. Rippey, CFA, a Senior Vice President of Colombia, co-manage the Fund and are responsible for implementing and maintaining the investment themes and strategies developed by the Team, while adhering to the specific goal and strategy of the Fund.

Mr. Aplet joined Columbia in 1987 and has co-managed the Fund since 2000. Previously, he was a County Supervisor for the Farmers Home Administration (1976-1985). Mr. Aplet received a Master of Business Administration degree from the University of California at Berkeley in 1987.

Mr. Rippey joined Columbia in 1981 and has co-managed the Fund since 1987. Previously, he worked in the Trust Department of Rainier National Bank (1978-1981). Mr. Rippey is a 1978 graduate of Pacific Lutheran University.

OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section describes other investment strategies of the Fund. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

BOND SELECTION
--------------------------------------------------------------------------------

The Fund may invest in a variety of debt securities, including bonds, debentures, notes, equipment trust certificates and short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of, or guaranteed by, the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates, mortgage-backed securities and other similar securities representing ownership in a pool of loans. The Fund may also invest in repurchase agreements with banks or securities dealers relating to these securities.

Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

The Fund will usually invest some portion of its assets in collateralized mortgage obligations ("CMOs") issued by U.S. agencies or instrumentalities or in privately issued CMOs that carry an investment-grade rating. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more

OTHER INVESTMENT STRATEGIES


typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The Fund will only invest in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, including home equity and automobile loans and credit card and other types of receivables, as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Because Class A, B and D shares have not commenced investment operations, information is shown for the Fund's Class Z shares, the Fund's oldest existing share class, for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the five years ended December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND
------------------------------------------------------------------------------

                                                                                Year ended December 31,
                                                           2001           2000            1999           1998            1997

                                                         Class Z        Class Z         Class Z        Class Z         Class Z
Net asset value --
Beginning of period ($)                                   8.36            8.20           8.39            8.29           8.24
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):

Net investment income (loss)                              0.46            0.42           0.33            0.38           0.41
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                   0.21            0.16          (0.18)           0.14           0.05
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          0.67            0.58           0.15            0.52           0.46
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):

From net investment income                               (0.46)          (0.42)         (0.33)          (0.38)         (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income [from
capital gains]                                           (0.02)             --          (0.01)          (0.04)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions
Declared to Shareholders                                 (0.48)          (0.42)         (0.34)          (0.42)         (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value--
End of period ($)                                         8.55            8.36           8.20            8.39           8.29
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                          8.07            7.26           1.80            6.43           5.76
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):

Expenses                                                  0.75            0.88           0.91            0.89           0.87
-----------------------------------------------------------------------------------------------------------------------------------
[Ratio of expenses to average net assets
before contractual reimbursement]                         0.91            0.90           0.91            0.89           0.87
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              5.26            5.09           4.09            4.55           4.99

Portfolio turnover rate (%)                                137             147            211             182            184
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                    62,930          35,856         38,072          40,578         37,837

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Short Term Bond Fund, Inc.: 811-4842

COLUMBIA SHORT TERM BOND FUND
PROSPECTUS, FEBRUARY 25, 2002, AS REVISED ____, 2002
--------------------------------------------------------------------------------



CLASS T AND G SHARES

Advised by Columbia Funds Management Company


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


INTRODUCTION                                                                XX
-------------------------------------------------------------------------------
A Team Approach to Investing..............................................  xx
Risk of Investing in Mutual Funds.........................................  xx
Bond Fund Investing.......................................................  xx


THE FUND                                                                    XX
-------------------------------------------------------------------------------
Investment Goal............................................................ xx
Principal Investment Strategies............................................ xx
Principal Investment Risks................................................. xx
Performance History........................................................ xx
Your Expenses.............................................................. xx

YOUR ACCOUNT                                                                XX
-------------------------------------------------------------------------------
How to Buy Shares.......................................................... xx
Sales Charges.............................................................. xx
How to Exchange Shares..................................................... xx
How to Sell Shares......................................................... xx
Fund Policy on Trading of Fund Shares...................................... xx
Distribution and Service Fees.............................................. xx
Other Information About Your Account....................................... xx

MANAGING THE FUND                                                           XX
-------------------------------------------------------------------------------
Investment Advisor......................................................... xx
Portfolio Manager.......................................................... xx


OTHER INVESTMENT STRATEGIES                                                 XX
-------------------------------------------------------------------------------
Bond Selection............................................................  xx


FINANCIAL HIGHLIGHTS                                                        XX
-------------------------------------------------------------------------------


------------------------------
Not FDIC    May Lose Value
            ------------------
Insured     No Bank Guarantee
------------------------------

INTRODUCTION
--------------------------------------------------------------------------------

This Prospectus is designed to provide you with important information about investing in the Columbia Short Term Bond Fund (the Fund).


A TEAM APPROACH TO INVESTING
--------------------------------------------------------------------------------

Columbia Funds Management Company (Columbia), the investment adviser to the Fund, takes a unique approach to investing, where all Funds are managed using the expertise of Columbia's entire investment team. Through this team effort, individual analysts and portfolio managers have responsibility for tracking specific sectors or industries of the market, identifying securities within those areas that are expected to reward shareholders. This investment strategy is an integral part of security selection for all Funds managed by Columbia.

As part of its active management, Columbia's investment team meets weekly to review and discuss the dynamics of the overall investment and economic environment, taking into account broad indicators such as economic growth, inflation, interest rates, monetary policy, demographics and money flows. This evaluation leads to the development of broad investment themes which create a framework for industry and stock selection, as well as the selection of market capitalizations for certain funds. Investment themes are based on the review and discovery of changes in the market environment that may not yet be widely recognized or understood by the rest of the investment community. Themes are also developed based on secular trends that the investment team sees unfolding over a long period of time.

The fixed income team uses a top-down approach to determine sector emphasis between different types of fixed income instruments. Like the equity investment team, Columbia's fixed income team is made up of various specialists who have responsibility for analyzing and selecting particular securities. The fixed income team works to appropriately shift emphasis between levels of quality, maturity, coupon and types of debt instruments based on their relative attractiveness. The fixed income team uses a proprietary horizon analysis model to gauge the performance of different bonds and the portfolios under various interest rate scenarios. Also, bottom-up security analysis is undertaken to consider the credit worthiness of issuers, particularly for bonds with below investment-grade credit ratings.


RISK OF INVESTING IN MUTUAL FUNDS
--------------------------------------------------------------------------------


Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the FDIC. The value of your investment will likely fluctuate. Because you could lose money by investing in mutual funds, please be sure to read all the risk disclosure carefully before investing. The description of the Fund contains a discussion of principal investment risks, and a more detailed discussion of risks is available beginning on page 4, "Principal Investment Risks."


BOND FUND INVESTING
--------------------------------------------------------------------------------

Bonds are often called fixed income investments because they earn a fixed rate of interest. Bonds are issued by corporations as well as by local, state and federal

INTRODUCTION


governments and their agencies to raise money. The issuer of a bond is borrowing money from investors. A bond represents a promise to pay back this money (referred to as principal or face amount) at a specified time (maturity date), plus a specified amount of interest (coupon).

Investment return on a bond is earned through the payment of interest and any price appreciation or depreciation if the bond is sold before maturity. Most bonds pay interest every six months. Because bond funds consist of many bonds that are bought and sold on an ongoing basis, a bond fund investment does not have a maturity date and does not earn a fixed interest rate. In addition, the share price of a bond fund fluctuates daily to reflect the current value of all bonds in the fund. The maturities of all the bonds within a bond fund can be combined to determine its average maturity. Generally, the longer the average maturity of a bond fund portfolio, the more sensitive its net asset value to changes in interest rates.

Another distinguishing characteristic of a bond fund is its average credit quality. Generally, the lower the credit quality of bonds in a portfolio, the more sensitive the fund's net asset value to the activities and financial prospects of the companies issuing the bonds, as well as to general economic and market conditions.

While bonds have not generated as high an investment return as stocks over time, their returns are generally less volatile.

THE FUND
--------------------------------------------------------------------------------


WHO SHOULD INVEST?

The Fund is appropriate for:

-  Risk-averse, short-term investors

-  Those willing to accept only a small amount of price volatility

- Those focused on the preservation of assets rather than the appreciation of assets

- Those looking to diversify a balanced portfolio with a short-term, income-earning investment


INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks a high level of current income consistent with a high degree of principal stability by investing at least 80% of its assets in short-term, investment-grade, fixed income securities (rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated deemed to be of comparable quality).


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Under normal market conditions, the Fund intends to invest at least 50% of its assets in direct and indirect obligations of the U.S. Government, its agencies and instrumentalities, and corporate debt securities rated in the two highest categories by S&P (AAA or AA) or Moody's (Aaa or Aa). The Fund's average portfolio duration will not exceed three years.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover).

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

This Fund has interest rate risk, credit risk, and prepayment risk. You could lose money as a result of your investment.

INTEREST RATE RISK. Interest rate risk refers to the possibility that the net asset value of the Fund may decline due to an increase in interest rates.

When interest rates go up, the value of the Fund's portfolio will likely decline because fixed income securities in the portfolio are paying a lower interest rate than what investors could obtain in the current market. When interest rates go down, the value of the Fund's portfolio will likely rise, because fixed income securities in the portfolio are paying a higher interest rate than newly issued fixed income securities. The amount of change in the value of the Fund's portfolio depends upon several factors, including the maturity date of the fixed income securities in the portfolio. In general, fixed income securities with longer maturities are more sensitive to interest rate changes than securities with shorter maturities. To compensate for the higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

CREDIT RISK. Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. The Fund may invest in non-investment-grade

THE FUND


securities, but its debt securities will primarily be investment-grade. Investment-grade securities are those issued by the U.S. Government, its agencies, and instrumentalities, as well as those rated as shown below by the following rating agencies:


INVESTMENT-GRADE SECURITIES
--------------------------------------------------------------------------------

                                 LONG-TERM               SHORT-TERM
RATING AGENCY                  DEBT SECURITY            DEBT SECURITY
Standard & Poor's (S&P)        At least BBB      At least A-3 or SP-2

Moody's Investors Service,
Inc. (Moody's)                 At least Baa      At least Prime-3 or MIG 4/VMIG4

The Fund may also invest in securities unrated by these agencies if Columbia determines the security to be of equivalent investment quality to an investment-grade security. Investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

PREPAYMENT RISK. The Fund may also invest in mortgage related securities and collateralized mortgage obligations ("CMOs"). Investments in mortgage related securities and CMOs are subject to risks relating to cash flow uncertainty; that is, the risk that actual prepayment on the underlying mortgages will not correspond to the prepayment rate assumed by the Fund (prepayment risk). Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce their growth potential. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgage and expose the Fund to a lower rate of return on reinvestment. To the extent that mortgage-backed securities are held by the Fund, the prepayment right of mortgages may limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of the non-callable debt securities.

INFLATION RISK. Inflation poses a risk to investors who invest exclusively in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Class Z expenses, but not the effects of sales charges. Class T and Class G shares are subject to sales charges and expenses to which Class Z shares are not subject. If these sales charges and expenses were reflected, returns would be less than those shown.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class T and Class G shares have not been offered for a full calendar year, the bar chart and performance table below shows the Fund's calendar year total returns for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR
1992                5.81%
1993                5.91%
1994               -0.03%
1995               10.21%
1996                3.85%
1997                5.76%
1998                6.43%
1999                1.80%
2000                7.26%
2001                8.07%


                                     For period shown in bar chart:
                                     Best quarter: 3rd quarter 1992, +3.88%
                                     Worst quarter: 1st quarter 1992, -0.93%

--------------------

(1) Because Class T and G shares have not completed a full calendar year, the bar chart total returns shown are for Class Z shares, the Fund's oldest existing share class. Class Z shares are not offered through this prospectus. Class T and G shares would have substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class T and G shares (in particular, shareholder servicing and distribution fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares and, for purposes of the performance table, that Class T and G shares are subject to sales charges, which Class Z shares are not.

THE FUND

UNDERSTANDING PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. The table shows for each class the Class Z performance, calculated to reflect the effect of sales charges of each class.

The Fund's returns are compared to the Merrill Lynch 1-5 Year Govt./Corp. Index and the Merrill Lynch 1-3 Year Treasury Index. The Merrill Lynch 1-5 Year Govt./Corp. Index is an unmanaged index that includes all U.S. government debt with at least $100 million face value outstanding, as well as investment grade rated corporate debt with at least $100 million outstanding, with a maturity between 1-5 years. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that measures the return of Treasury bills with maturities of 1-3 years and is intended a benchmark for the prior investment objective and strategy of the Fund. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001 (2)
--------------------------------------------------------------------------------

                                               1 YEAR      5 YEARS     10 YEARS
Class T (%)
   Return Before Taxes                          ____        ____         ____
   Return After Taxes on
     Distributions                              ____        ____         ____
   Return After Taxes on
     Distributions and Sale
     of Fund Shares                             ____        ____         ____
--------------------------------------------------------------------------------
Class G (%)
   Return Before Taxes                          ____        ____         ____
   Return After Taxes on
     Distributions                              ____        ____         ____
   Return After Taxes on
     Distributions and Sale
     of Fund Shares                             ____        ____         ____
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year Govt./Corp.
Index (%)                                       8.98        6.95        [6.53]
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index (%)       8.30        6.59         6.09

(2) Class T and Class G are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class T and Class G shares). These returns have not been restated to reflect any differences in expenses (such as shareholder servicing and distribution fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T and G shares were initially offered on _____, and Class Z shares were initially offered on ____.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-  $10,000 initial investment

-  5% total return for each year

-  Fund operating expenses remain the same

-  Assumes reinvestment of all dividends and distributions

-  Assumes Class G shares convert to Class T shares after eight years


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES (3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                          CLASS T       CLASS G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                   [4.75]        [0.00]
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions
(%) (as a percentage of the lesser of purchase price
or redemption price)                                      [1.00](4)     [5.00]
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                 (5)          (5)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS) (6)
--------------------------------------------------------------------------------

                                               CLASS T          CLASS G
Management fee (%)                              [___]            [___]
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)       [___](7)         [___][(7)](8)
--------------------------------------------------------------------------------
Other expenses (%)                              [___]            [___]
--------------------------------------------------------------------------------
Total annual fund operating expenses  (%)       [___](7)         [___][(7)]
--------------------------------------------------------------------------------


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                  1 YEAR    3 YEARS     5 YEARS    10 YEARS
Class T                                $[___]    $[___]      $[___]      $[___]
--------------------------------------------------------------------------------
Class G:  did not sell your shares     $[___]    $[___]      $[___]      $[___]

          sold all your shares at
          the end of the period        $[___]    $[___]      $[___]      $[___]
--------------------------------------------------------------------------------


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) [This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value.]

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.

(6)  [Estimated expenses for the current fiscal year.]

(7) [The Fund's advisor has voluntarily agreed to waive a portion of the transfer agency fees so that transfer agency expense will not exceed [___]%. If this waiver were reflected in the table, other expenses would be [___]% and total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would be [___]%. The advisor has agreed to keep this arrangement in place through May 2004. Thereafter, this arrangement may be modified or terminated by the advisor at any time.]

(8) The Fund may pay distribution and service (12b-1) fees up to a maximum of [1.15]% of the Fund's average daily net assets attributable to Class G shares (comprised of up to [0.65]% for distribution services, up to [0.25]% for shareholder liaison services and up to [0.25]% for administrative support services), but will limit such fees to an aggregate fee of not more than [0.80]% during the current fiscal year.

YOUR ACCOUNT
--------------------------------------------------------------------------------


INVESTMENT MINIMUMS

Initial Investment ..............................................       $1,000
Subsequent Investments ..........................................       $   50
Automatic Investment Plan* ......................................       $   50
Retirement Plan* ................................................       $   25

*  The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange
                      (NYSE), usually 4:00 p.m. Eastern time. Your financial
                      advisor may charge you fees for executing the purchase for you.
---------------------------------------------------------------------------------------
By check              For new accounts send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
By check              For existing accounts fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares
                      for your account by exchanging shares you own in one fund
                      for shares of the same class of the Fund at no additional
                      cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                      1-800-422-3737.
---------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your
                      bank account to your Fund account. To wire funds to your
                      Fund account, call 1-800-422-3737 to obtain a control
                      number and the wiring instructions.
---------------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your Fund account by calling
                      1-800-422-3737. An electronic funds transfer may take up
                      to two business days to settle and be considered in "good
                      form." You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the application.
---------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your Fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
---------------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging $100 or
cost averaging        more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third
                      Tuesday of each month. Exchanges will continue so long as
                      your fund balance is sufficient to complete the transfers.
                      You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                      1-800-422-3737. Be sure to complete the appropriate
                      section of the account application for this feature.
---------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by another
diversification       fund into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in the Fund, call
                      1-800-345-6611.





YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the [month-end] of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. In addition, there is no CDSC when Class G shares are sold because of the death or post-purchase disability of a shareholder and in certain other circumstances such as exchanges. Ask your financial adviser or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS T SALES CHARGES
--------------------------------------------------------------------------------

                                                                        % OF
                                                                      OFFERING
                                         AS A % OF                      PRICE
                                        THE PUBLIC      AS A %       RETAINED BY
                                         OFFERING      OF YOUR        FINANCIAL
AMOUNT OF PURCHASE                        PRICE       INVESTMENT    ADVISOR FIRM
Less than $50,000                         [4.75]        [4.99]         [4.25]
$50,000 to less than $100,000             [4.50]        [4.71]         [4.00]
$100,000 to less than $250,000            [3.50]        [3.63]         [3.00]
$250,000 to less than $500,000            [2.50]        [2.56]         [2.00]
$500,000 to less than $1,000,000          [2.00]        [2.04]         [1.75]
$1,000,000 or more                        [0.00]        [0.00]         [0.00]

[Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase, unless the shares were sold because of the death or post-purchase disability of the shareholder or withdrawn through Liberty's Systematic Withdrawal Plan in an amount that does not annually exceed 12% of the account's value. Subsequent Class T share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.]

There is no sales charge when you buy Class T shares if:

-  You buy shares by reinvesting your dividends and distributions.

- You were a Galaxy Retail A shareholder who purchased Retail A shares without a sales charge and you continue to hold your shares.

-  You were a Galaxy shareholder before December 1, 1995.

- You were shareholder of the Boston 1784 Funds on the date when the Funds were reorganized into Galaxy.

YOUR ACCOUNT


For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                                 COMMISSION %
First $3 million                                                    1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
--------------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class G shares as described in the charts below.

YOUR ACCOUNT


CDSCs for Class G shares:

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                  [5.00]
--------------------------------------------------------------------------------
Through second year                                                 [4.00]
--------------------------------------------------------------------------------
Through third year                                                  [4.00]
--------------------------------------------------------------------------------
Through fourth year                                                 [4.00]
--------------------------------------------------------------------------------
Through fifth year                                                  [3.00]
--------------------------------------------------------------------------------
Through sixth year                                                  [2.00]
--------------------------------------------------------------------------------
Through the seventh year                                            [1.00]
--------------------------------------------------------------------------------
Longer than seven years                                             [None]

Commission to financial advisors is 5.00%.


Class G shares generally automatically convert to Class T shares eight years after purchase. For information regarding the CDSCs and conversion schedule for Class G shares received in exchange for Retail B shares of the Galaxy [______] Fund that were purchased prior to January 1, 2001, please see Appendix I of the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover).

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of regular trading on the NYSE, usually 4:00 p.m. Eastern
                      time. Your financial advisor may charge you fees for
                      executing a redemption for you.
---------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another fund at no additional cost.
                      To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
---------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below.  In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
---------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. This feature is
                      not available if you hold your shares in certificate form.
                      All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
---------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.





YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to [0.50]% for Class G shares. The annual distribution fee may equal up to [0.65]% for Class G shares. The Fund does not intend to pay more than a total of [0.80]% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisor. The annual service fee may equal up to [0.50]% for Class T shares. The Fund does not intend to pay more than [0.15]% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion generally occurs six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.columbiafunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class G shares. Certificates will be issued for Class T shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-  send the check to your address of record
-  send the check to a third party address
-  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

The Fund's investment advisor is Columbia Funds Management Company (Columbia), P.O. Box 1350, Portland, Oregon 97207-1350. Columbia is responsible for managing the Fund's portfolio and its business affairs, subject to oversight by the Fund's Board of Directors. Columbia or its predecessor has been an investment advisor since 1967. As of December 31, 2001, Columbia managed over $__ billion in assets.

For the 2001 fiscal year, aggregate advisory fees paid to Columbia by the fund amounted to 0.50% of average daily net assets of the fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Columbia's Investment Team is responsible for developing investment themes and strategies for the Fund. Mr. Richard J. Johnson, CFA, is Chief Investment Officer and supervises the Team's activities. Prior to joining Columbia, Mr. Johnson served as Portfolio Manager and Analyst at Provident Investment Counsel (1990-1994). Mr. Johnson received a Master of Business Administration degree from the Anderson School of Management at UCLA in 1990.

Leonard A. Aplet, CFA, a Senior Vice President of Columbia, and Jeffrey L. Rippey, CFA, a Senior Vice President of Colombia, co-manage the Fund and are responsible for implementing and maintaining the investment themes and strategies developed by the Team, while adhering to the specific goal and strategy of the Fund.

Mr. Aplet joined Columbia in 1987 and has co-managed the Fund since 2000. Previously, he was a County Supervisor for the Farmers Home Administration (1976-1985). Mr. Aplet received a Master of Business Administration degree from the University of California at Berkeley in 1987.

Mr. Rippey joined Columbia in 1981 and has co-managed the Fund since 1987. Previously, he worked in the Trust Department of Rainier National Bank (1978-1981). Mr. Rippey is a 1978 graduate of Pacific Lutheran University.

OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section describes other investment strategies of the Fund. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.


BOND SELECTION
--------------------------------------------------------------------------------

The Fund may invest in a variety of debt securities, including bonds, debentures, notes, equipment trust certificates and short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of, or guaranteed by, the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates, mortgage-backed securities and other similar securities representing ownership in a pool of loans. The Fund may also invest in repurchase agreements with banks or securities dealers relating to these securities.

Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

The Fund will usually invest some portion of its assets in collateralized mortgage obligations ("CMOs") issued by U.S. agencies or instrumentalities or in privately issued CMOs that carry an investment-grade rating. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more

YOUR ACCOUNT


typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The Fund will only invest in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, including home equity and automobile loans and credit card and other types of receivables, as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Because Class T and G shares have not commenced investment operations, information is shown for the Fund's Class Z shares, the Fund's oldest existing share class, for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the five years ended December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND
-------------------------------------------------------------------------------


                                                                                YEAR ENDED DECEMBER 31,
                                                           2001           2000            1999           1998            1997
                                                         CLASS Z        CLASS Z         CLASS Z        CLASS Z         CLASS Z
Net asset value --
Beginning of period ($)                                   8.36            8.20           8.39            8.29           8.24
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)                              0.46            0.42           0.33            0.38           0.41
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                   0.21            0.16          (0.18)           0.14           0.05
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          0.67            0.58           0.15            0.52           0.46
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
From net investment income                               (0.46)          (0.42)         (0.33)          (0.38)         (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income [from
capital gains]                                           (0.02)             --          (0.01)          (0.04)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions
Declared to Shareholders                                 (0.48)          (0.42)         (0.34)          (0.42)         (0.41)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --
End of period ($)                                         8.55            8.36           8.20            8.39           8.29
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                          8.07            7.26           1.80            6.43           5.76
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                  0.75            0.88           0.91            0.89           0.87
-----------------------------------------------------------------------------------------------------------------------------------
[Ratio of expenses to average net assets
before contractual reimbursement]                         0.91            0.90           0.91            0.89           0.87
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              5.26            5.09           4.09            4.55           4.99
Portfolio turnover rate (%)                                137             147            211             182            184
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)                   62,930          35,856         38,072          40,578         37,837



(a)  Amount represents less than $0.01 per share.

NOTES
--------------------------------------------------------------------------------

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:
Columbia Short Term Bond Fund, Inc.: 811-4842

--------------------------------------------------------------------------------
                        COLUMBIA COMMON STOCK FUND, INC.
                           COLUMBIA GROWTH FUND, INC.
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                           COLUMBIA SPECIAL FUND, INC.
                          COLUMBIA SMALL CAP FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                       COLUMBIA STRATEGIC VALUE FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                       COLUMBIA SHORT TERM BOND FUND, INC.
                   COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                   COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                          COLUMBIA DAILY INCOME COMPANY
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 Columbia Funds
                             1300 S.W. Sixth Avenue
                                  P.O. Box 1350
                             Portland, Oregon 97207
                                 (503) 222-3600

         This Statement of Additional Information contains information relating to 15 mutual funds: Columbia Common Stock Fund, Inc. (the "Common Stock Fund" or "CCSF"), Columbia Growth Fund, Inc. (the "Growth Fund" or "CGF"), Columbia International Stock Fund, Inc. (the "International Stock Fund" or "CISF"), Columbia Special Fund, Inc. (the "Special Fund" or "CSF"), Columbia Small Cap Fund, Inc. (the "Small Cap Fund" or "CSCF"), Columbia Real Estate Equity Fund, Inc. (the "Real Estate Fund" or "CREF"), Columbia Technology Fund, Inc. (the "Technology Fund" or "CTF"), Columbia Strategic Value Fund, Inc. (the "Strategic Value Fund" or "CSVF"), Columbia Balanced Fund, Inc. (the "Balanced Fund" or "CBF"), Columbia Short Term Bond Fund, Inc. (the "Short Term Bond Fund" or "CSTB"), Columbia Fixed Income Securities Fund, Inc. (the "Fixed Income Securities Fund" or "CFIS"), Columbia National Municipal Bond Fund, Inc. (the "National Municipal Bond Fund" or "CNMF"), Columbia Oregon Municipal Bond Fund, Inc. (the "Oregon Municipal Bond Fund" or "CMBF"), Columbia High Yield Fund, Inc. (the "High Yield Fund" or "CHYF"), and Columbia Daily Income Company (the "Columbia Daily Income Company" or "CDIC") (each a "Fund" and together the "Funds").

         Each Fund offers its shares through one or more prospectuses (each a "Prospectus"). This Statement of Additional Information is not a Prospectus and should be read in conjunction with the applicable Prospectus. Copies of the Prospectus are available without charge upon request by calling 1-800-426-3750.

         The Funds' most recent Annual Report to shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                                 TABLE OF CONTENTS


Description of the Funds.........................................................................         3
Investment Restrictions..........................................................................        22
Management.......................................................................................        44
Investment Advisory and Other Fees Paid to Affiliates............................................        55
Portfolio Transactions...........................................................................        57
Capital Stock and Other Securities...............................................................        61
Purchase, Redemption and Pricing of Shares.......................................................        62
Custodians.......................................................................................        66
Accounting Services and Financial Statements.....................................................        66
Taxes............................................................................................        67
Yield and Performance............................................................................        75
Financial Statements.............................................................................        80

                                November __, 2002

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                            DESCRIPTION OF THE FUNDS
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         Each of the Funds is an open-end, management investment company. Each Fund, other than the Oregon Municipal Bond Fund and the Columbia Technology Fund, is diversified, which means that, with respect to 75 percent of its total assets, the Fund will not invest more than 5 percent of its assets in the securities of any single issuer. The investment adviser for each of the Funds is Columbia Funds Management Company (the "Adviser"). See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser.

INVESTMENTS HELD AND INVESTMENT PRACTICES BY THE FUNDS


         The Prospectus describes the fundamental investment objective and the principal investment strategy applicable to each Fund. The investment objective of each Fund, other than the Special Fund, may not be changed without shareholder approval. The Special Fund's Board of Directors may change its investment objective, without shareholder approval, upon 30 days written notice to all shareholders. What follows is additional information regarding securities in which a Fund may invest and investment practices in which it may engage. To determine whether a Fund purchases such securities or engages in such practices, see the chart on pages 20 and 21 of this Statement of Additional Information.


Securities Rating Agencies


         Rating agencies are private services that provide ratings of the credit quality of fixed income securities. The following is a description of the fixed income securities ratings used by Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"). Subsequent to its purchase by a Fund, a security may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of the security from the Fund's portfolio, but the Adviser will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio. Ratings assigned by a particular rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates.


         BOND RATINGS. MOODY'S -- The following is a description of Moody's bond ratings:

         Aaa - Best quality; smallest degree of investment risk.

         Aa - High quality by all standards.

         Aa and Aaa are known as high-grade bonds.

         A - Many favorable investment attributes; considered upper medium-grade obligations.

         Baa - Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

         Ba - Speculative elements; future cannot be considered well assured. Protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.

         B - Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Poor standing, may be in default; elements of danger with respect to principal or interest.

         S&P -- The following is a description of S&P's bond ratings:

         AAA - Highest rating; extremely strong capacity to pay principal and interest.

         AA - Also high-quality with a very strong capacity to pay principal and interest; differ from AAA issues only by a small degree.

         A - Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB - Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for higher-rated bonds.

         Bonds rated AAA, AA, A, and BBB are considered investment grade bonds.

         BB - Less near-term vulnerability to default than other speculative grade debt; face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

         B - Greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments; adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

         CCC - Current identifiable vulnerability to default and dependent upon favorable business, financial, and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         Bonds rated BB, B, and CCC are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that a security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of lower rated securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in unrated securities, the Fund's success in achieving its investment objective is determined more heavily by the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in rated securities.

Non-Investment Grade Securities ("Junk Bonds")

         Investments in securities rated below investment grade (i.e., rated Ba or lower by Moody's or BB or lower by S&P) that are eligible for purchase by certain of the Funds and in particular, by the Columbia High Yield Fund, are described as "speculative" by both Moody's and S&P. Investments in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.


         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.


         The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which Funds could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.



         The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Adviser deems it in the best interest of shareholders.


Bank Obligations

         Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

         Bank obligations include foreign bank obligations including Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar certificates of deposits and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Foreign bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk and interest rate risk. Additionally, foreign bank obligations are subject to many of the same risks as investments in foreign securities (see "Foreign Equity Securities" below). Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

         A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's, respectively.

         Commercial paper rated A1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with an allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

         Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparation to meet such obligations.

Government Securities

         Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

         TREASURY OBLIGATIONS. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

         OBLIGATIONS OF AGENCIES AND INSTRUMENTALITIES. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include the Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.


Mortgage-Backed Securities and Mortgage Pass-Through Securities

         Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Mortgage-backed securities are sold to investors by various governmental, government-related and private organizations as further described below. A Fund may also invest in debt securities that are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

         Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that mortgage-backed securities are held by a Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the duration of mortgage-related securities and increasing their price volatility, affecting the price volatility of a Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of a Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. These issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of its issuers will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There is no assurance that the private insurers or guarantors will meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs")

         CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities, guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal by the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all pay interest currently. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

         A Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

Other Mortgage-Backed Securities

         The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investment in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

         The securitization techniques used to develop mortgage-backed securities are being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card and other types of receivables, are being securitized in pass-through structures similar to mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with a Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         These other asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of direct parties. To reduce the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or the underlying assets. Liquidity protection refers to the making of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantee policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

Floating or Variable Rate Securities

         Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90- or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

Loan Transactions

         Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage, or other securities transactions. If made, loans of portfolio securities by a Fund will be in conformity with applicable federal and state rules and regulations. The purpose of a qualified loan transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.

         It is the view of the Staff of the Securities and Exchange Commission ("SEC") that a Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100 percent collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Board of Directors must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies. Excluding items (1) and
(2), these practices may be amended from time to time as regulatory provisions permit.

         While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Options and Financial Futures Transactions

         Certain Funds may invest up to 5 percent of their net assets in premiums on put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. A Fund may enter into closing transactions, exercise its options, or permit the options to expire.

         A Fund may also write call options, but only if such options are covered. A call option is covered if written on a security a Fund owns or if the Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. If additional cash consideration is required, that amount must be held in a segregated account by the Fund's custodian bank. A call option on a securities index is covered if the Fund owns securities whose price changes, in the opinion of the Adviser, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with the rules of the exchange upon which the option is traded and applicable laws and regulations. Each Fund that is permitted to engage in option transactions may write such options on up to 25 percent of its net assets.

         Financial futures contracts, including interest rate futures transactions, are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The investment restrictions for the Funds permitted to engage in financial futures transactions do not limit the percentage of the Fund's assets that may be invested in financial futures transactions. None of the Funds, however, intend to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. A Fund may engage in futures transactions only on commodities exchanges or boards of trade.

         A Fund will not engage in transactions in index options, financial futures contracts, or related options for speculation. A Fund may engage in these transactions only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When a Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which a Fund will generally invest may be imperfect. It is expected, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

         Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account cash, certain U.S. Government securities, or any other portfolio assets as permitted by the SEC's rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         The principal risks of options and futures transactions are: (a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment adviser; and (e) possible need to defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986.

Foreign Equity Securities

         Foreign equity securities include common stock and preferred stock, including securities convertible into equity securities, issued by foreign companies, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In determining whether a company is foreign, the Adviser will consider various factors including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending upon the circumstances.

         Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income a Fund receives from its foreign investments.

         Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those of domestic companies.

         There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of the adoption of a policy to withhold dividends at the source, or of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for a Fund to obtain or enforce a judgement against the issuers of the obligation. The Funds will normally execute their portfolio securities transactions on the principal stock exchange on which the security is traded.

         The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing or emerging countries may generally be more volatile than markets of developed countries. Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.

         ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, a Fund may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.

         Additional costs may be incurred in connection with a Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when a Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

Foreign Fixed Income Securities

         Foreign fixed income securities include debt securities of foreign corporate issuers, certain foreign bank obligations (see "Bank Obligations"), obligations of foreign governments or their subdivisions, agencies and instrumentalities, and obligations of supranational entities such as the World Bank, the European Investment Bank, and the Asian Development Bank. Any of these securities may be denominated in foreign currency or U.S. dollars, or may be traded in U.S. dollars in the United States although the underlying security is usually denominated in a foreign currency.

         The risk of investing in foreign fixed income securities are the same as the risks of investing in foreign equity securities. Additionally, investment in sovereign debt (debt issued by governments and their agencies and instrumentality) can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be available or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to the extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Currency Contracts


         The value of a Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which the foreign securities or bank deposits held by the Fund are denominated. To reduce or limit exposure to changes in currency exchange rates (referred to as "hedging"), a Fund may enter into forward currency exchange contracts that, in effect, lock in a rate of exchange during the period of the forward contracts. Forward contracts are usually entered into with currency traders, are not traded on securities exchanges, and usually have a term of less than one year, but can be renewed. A default on a contract would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of currency, if any, at the market price. A Fund will enter into forward contracts only for hedging purposes and not for speculation. If required by the Investment Company Act or the SEC, a Fund may "cover" its commitment under forward contracts by segregating cash or liquid securities with a Fund's custodian in an amount not less than the current value of the Fund's total assets committed to the consummation of the contracts. Under normal market conditions, no more than 25 percent of the International Stock Fund's assets may be committed to the consummation of currency exchange contracts.

         A Fund may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. A Fund will use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.

         Hedging against adverse changes in exchange rates will not eliminate fluctuation in the prices of a Fund's portfolio securities or prevent loss if the prices of those securities decline. In addition, the use of forward contracts may limit potential gains from an appreciation in the U.S. dollar value of a foreign currency. Forecasting short-term currency market movements is very difficult, and there is no assurance that short-term hedging strategies used by a Fund will be successful.

Real Estate Investment Trusts ("REITs")

         REITs are pooled investment vehicles that invest primarily in real estate-such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

Repurchase Agreements

         A Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest that is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. A Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Adviser. There is no limit on the portion of a Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

Borrowing

         A Fund may borrow from a bank for temporary administrative purposes. This borrowing may be unsecured. Provisions of the Investment Company Act of 1940 (the "1940 Act") require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300 percent of the amount borrowed, with an exception for borrowings not in excess of 5 percent of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5 percent of a Fund's total assets are subject to continuous asset coverage. If the 300 percent asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300 percent asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Notwithstanding the above, certain of the Funds may not borrow in excess of 5 percent of their assets at any time. As previously noted, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Board of Directors, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300 percent asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Illiquid Securities

         "Illiquid securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions, except as described in the following paragraph); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which a Fund may invest that are not readily marketable.

         The International Stock Fund, the Technology Fund, the Strategic Value Fund, the Small Cap Fund, the High Yield Fund, the Real Estate Fund and the Short Term Bond Fund may purchase without limit, however, certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus exempt from that Fund's liquidity restrictions.

         Under the supervision of the Board of Directors of the Funds, the Adviser determines the liquidity of the Funds' portfolio securities, including Rule 144A securities, and, through reports from the Adviser, the Board of Directors monitor trading activity in these securities. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). If institutional trading in Rule 144A securities declines, a Fund's liquidity could be adversely affected to the extent it is invested in such securities.

Convertible Securities and Warrants

         Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by a Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the underlying common stock, primarily either in circumstances where only the convertible security is available in quantities necessary to satisfy the Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

         Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that a Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

         To the extent the High Yield Fund or the Fixed Income Securities Fund acquires common stock through exercise of conversion rights or warrants or acceptance of exchange or similar offers, the common stock will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgment as to the best obtainable price.

Investments in Small and Unseasoned Companies

         Unseasoned and small companies may have limited or unprofitable operating histories, limited financial resources, and inexperienced management. In addition, they often face competition from larger or more established firms that have greater resources. Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements. To dispose of these securities, a Fund may need to sell them over an extended period or below the original purchase price. Investments by a Fund in these small or unseasoned companies may be regarded as speculative.

Dollar Roll Transactions

         "Dollar roll" transactions consist of the sale by a Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date and at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. Government securities or other high grade debt obligations in an amount sufficient to meet their purchase obligations under the transactions. The Funds will also maintain asset coverage of at least 300 percent for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls may be treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while a Fund receives a fee as consideration for agreeing to repurchase the security, the Fund foregoes the right to receive all principal and interest payments while the counterparty holds the security. These payments received by the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decease the cost of the Fund's borrowing.

When-Issued Securities

         When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (i.e., beyond normal settlement). A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so to acquire portfolio securities consistent with its investment objectives and policies and not for investment leverage. A Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when securities are purchased or sold on a when-issued or delayed delivery basis.

Zero-Coupon and Pay-in-Kind Securities

         A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying accrued interest, since the last payment. Zero-coupon and pay-in-kind securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

Temporary Investments

         When, as a result of market conditions, the Adviser determines a temporary defensive position is warranted to help preserve capital, a Fund may without limit temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. The International Stock Fund may invest in such securities issued by entities organized in the United States or any foreign country, denominated in U.S. dollars or foreign currency. When a Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.

Non-Diversified

         The Oregon Municipal Bond Fund and the Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. Non-diversified funds are more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, the Oregon Municipal Bond Fund may be more sensitive to adverse economic, business or political developments in the State of Oregon and also if it invests a substantial portion of its assets in the bonds of similar projects.

                  Chart of Securities and Investment Practices

                                           CCSF        CGF       CISF        CSF        CSCF       CREF        CTF        CSVF
--------------------------------------------------------------------------------------------------------------------------------
Investment Grade Securities (Baa or         *           *          *          *           *          *          *           *
higher by Moody's, BBB or higher by
S&P or believed by Columbia to be
equivalent), other than U.S.
Government obligations and municipal
securities
--------------------------------------------------------------------------------------------------------------------------------
Non-Investment Grade Securities             NA         NA         NA          NA         NA         NA          NA          NA
--------------------------------------------------------------------------------------------------------------------------------
Domestic Bank Obligations                   *           *          *          *           *          *          *           *
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                  *           *          *          *           *          *          *           *
--------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                  NA         NA         NA          NA         NA         NA          NA          NA
--------------------------------------------------------------------------------------------------------------------------------
CMOs                                        NA         NA         NA          NA         NA         NA          NA          NA
--------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                     NA         NA         NA          NA         NA         NA          NA          NA
--------------------------------------------------------------------------------------------------------------------------------
Floating or Variable Rate                   NA         NA         NA          NA         NA         NA          NA          NA
--------------------------------------------------------------------------------------------------------------------------------
Loan Transactions                           X           X          X          X           O          O          O           O
--------------------------------------------------------------------------------------------------------------------------------
Options & Financial Futures                 O           O          O          O           O          O          O           O
--------------------------------------------------------------------------------------------------------------------------------
Foreign Equities
--------------------------------------------------------------------------------------------------------------------------------
   Developed Countries                   33.3%, O    10%, O        +       33.3%, O    25%, O     20%, O      25%, O      25%, +
--------------------------------------------------------------------------------------------------------------------------------
   Emerging Countries                       X           X          +          X           X          X          X           X
--------------------------------------------------------------------------------------------------------------------------------
ADRs                                     33.3%, O    10%, O        +       33.3%, O    25%, O        X        25%, O      25%, O
--------------------------------------------------------------------------------------------------------------------------------
Currency Contracts
--------------------------------------------------------------------------------------------------------------------------------
   Hedging                                  O           O       25%, +        O           O          O          O           O
--------------------------------------------------------------------------------------------------------------------------------
   Speculation                              X           X          X          X           X          X          X           X
--------------------------------------------------------------------------------------------------------------------------------
   Spot Basis                               O           O          +          O           O          O          O           O
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                       *           *          *          *           *          *          *           *
--------------------------------------------------------------------------------------------------------------------------------
Restricted/Illiquid (CISF, CSCF, CTF,     5%, O       5%, O     10%, O      10%, O     10%, O     10%, O      10%, O      10%, O
CSVF, and CREF exclude 144A
securities from definition of
illiquid with board supervision)
--------------------------------------------------------------------------------------------------------------------------------
Convertible Securities/Warrants             O           O          O          +           +          +          +           +
--------------------------------------------------------------------------------------------------------------------------------
Unseasoned/less than three years          5%, O       5%, O      5%, O      10%, +     10%, +      5%, +      10%, O      10%, O
operating history
--------------------------------------------------------------------------------------------------------------------------------
Small Companies                             O           O          O          +           +          +          +           +
--------------------------------------------------------------------------------------------------------------------------------
Dollar Roll Transactions                    NA         NA         NA          NA         NA         NA          NA          NA
--------------------------------------------------------------------------------------------------------------------------------
When-Issued Securities                      O           O          O          O           O          O          O           O
--------------------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income Securities             NA         NA          O          NA         NA         NA          NA          NA
(including Foreign Bank Obligations)
--------------------------------------------------------------------------------------------------------------------------------
Zero Coupon/Pay in Kind                     NA         NA         NA          NA         NA         NA          NA          NA
--------------------------------------------------------------------------------------------------------------------------------
Real Estate (excluding REITs)               X           X          X          X           X          X          X           X
--------------------------------------------------------------------------------------------------------------------------------
REITs                                       +           +          O          +           +          +          O           +
--------------------------------------------------------------------------------------------------------------------------------
Borrowing                                 5%, *       5%, *    33.3%, *     5%, *       5%, *      5%, *     33.3%, *    33.3%, *
--------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds                             NA         NA         NA          NA         NA         NA          NA          NA
--------------------------------------------------------------------------------------------------------------------------------

+        Permitted - Part of principal investment strategy

X        Not permitted/Fundamental Policy

O        Permitted - Not a principal investment strategy

*        Temporary Investment or cash management purposes

%        Percentage of total or net assets that Fund may invest

NA       Not part of investment strategy

                                           CSTB       CFIS        CMBF         CNMF       CHYF         CBF         CDIC
-------------------------------------------------------------------------------------------------------------------------
Investment Grade Securities (Baa or         +           +           O           O           O           +           NA
higher by Moody's, BBB or higher by
S&P or believed by Columbia to be
equivalent), other than U.S.
Government obligations and municipal
securities
-------------------------------------------------------------------------------------------------------------------------
Non-Investment Grade Securities           10%, O     10%, O        NA           NA          +        10%, O         NA
-------------------------------------------------------------------------------------------------------------------------
Domestic Bank Obligations                   *           *           *           *           *           *            +
-------------------------------------------------------------------------------------------------------------------------
Commercial Paper                            *           *           *           *           *           *            +
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                  +           +           *           *           *           +            +
-------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                  +           +          NA           NA          O           +           NA
-------------------------------------------------------------------------------------------------------------------------
CMOs                                        +           +          NA           NA          O           +           NA
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                     +           +          NA           NA          O           +           NA
-------------------------------------------------------------------------------------------------------------------------
Floating or Variable Rate                   +           +          NA           NA          O           +           NA
-------------------------------------------------------------------------------------------------------------------------
Loan Transactions                           O           O           O           X           O           X            X
-------------------------------------------------------------------------------------------------------------------------
Options & Financial Futures                 O           X           X           X           O           O            X
-------------------------------------------------------------------------------------------------------------------------
Foreign Equities
-------------------------------------------------------------------------------------------------------------------------
   Developed Countries                      NA         NA          NA           NA         NA       33.3%, O        NA
-------------------------------------------------------------------------------------------------------------------------
   Emerging Countries                       NA         NA          NA           NA         NA           X           NA
-------------------------------------------------------------------------------------------------------------------------
ADRs                                        NA         NA          NA           NA         NA       33.3%, O        NA
-------------------------------------------------------------------------------------------------------------------------
Currency Contracts
-------------------------------------------------------------------------------------------------------------------------
   Hedging                                  NA         NA          NA           NA         NA           O           NA
-------------------------------------------------------------------------------------------------------------------------
   Speculation                              NA         NA          NA           NA         NA           X           NA
-------------------------------------------------------------------------------------------------------------------------
   Spot Basis                               NA         NA          NA           NA         NA           O           NA
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                       *           *           *           *           *           *            *
-------------------------------------------------------------------------------------------------------------------------
Restricted/Illiquid (CHYF and CSTB        10%, O     10%, O      10%, O       10%, O     10%, O       5%, O          X
excludes 144A securities from
definition of illiquid with board
supervision)
-------------------------------------------------------------------------------------------------------------------------
Convertible Securities/Warrants             O           O          NA           NA          O           O           NA
-------------------------------------------------------------------------------------------------------------------------
Unseasoned/less than three years          5%, O       5%, O        NA           NA        5%, +       5%, O         NA
operating history
-------------------------------------------------------------------------------------------------------------------------
Small Companies                             NA         NA          NA           NA          +           O           NA
-------------------------------------------------------------------------------------------------------------------------
Dollar Roll Transactions                    O           O          NA           NA          O           O           NA
-------------------------------------------------------------------------------------------------------------------------
When-Issued Securities                      O           O           O           O           O           O            O
-------------------------------------------------------------------------------------------------------------------------
Foreign Fixed Income Securities           20%, O     20%, O        NA           NA       10%, O      20%, O         NA
(including Foreign Bank Obligations)
-------------------------------------------------------------------------------------------------------------------------
Zero Coupon/Pay in Kind                     O           O           +           +           O           O           NA
-------------------------------------------------------------------------------------------------------------------------
Real Estate (excluding REITs)               X           X           X           X           X           X            X
-------------------------------------------------------------------------------------------------------------------------
REITs                                       O           O          NA           NA          O           O           NA
-------------------------------------------------------------------------------------------------------------------------
Borrowing                                33.3%, *     5%, *     33.3%, *     33.3%, *     5%, *       5%, *      33.3%, *
-------------------------------------------------------------------------------------------------------------------------
Municipal Bonds                             O           O           +           +          NA           O           NA
-------------------------------------------------------------------------------------------------------------------------

+        Permitted - Part of principal investment strategy

X        Fundamental policy/not permitted

O        Permitted - Not a principal investment strategy

*        Temporary Investment or cash management purposes

%        Percentage of total or net assets that Fund may invest

NA       Not part of investment strategy

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         The Prospectus sets forth the investment objectives and principal investment strategies applicable to each Fund. The following is a list of investment restrictions applicable to each Fund. If a percentage limitation is adhered to at the time of an investment by a Fund, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the restriction. A Fund may not change these restrictions without the approval of a majority of its shareholders, which means the vote at any meeting of shareholders of a Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting (if the holders of more than 50 percent of the outstanding shares are present or represented by proxy) or (ii) more than 50 percent of the outstanding shares, whichever is less.

COLUMBIA COMMON STOCK FUND, INC.

The Common Stock Fund may not:

         1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

         2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, which operate in real estate or interests therein.

         4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.


         5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the outstanding voting securities of that issuer to be held in the Fund.

         6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.


         8. Issue senior securities, bonds, or debentures.

         9. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         10. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

         11. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         12. Invest in companies for the purpose of exercising control or management.

         13. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         14. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

         15. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA GROWTH FUND, INC.

The Growth Fund may not:

         1. Buy or sell commodities or commodity contracts.

         2. Concentrate more than 25 percent of its investments in any one industry.

         3. Buy or sell real estate. (However, the Fund may buy readily marketable securities such as real estate investment trusts.)

         4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         5. Hold more than 5 percent of the voting securities of any one company.

         6. Purchase securities of any issuer when those officers and directors of the Fund who individually own 1/2 of 1 percent of the securities of that issuer together own 5 percent or more.

         7. Issue senior securities, bonds, or debentures.

         8. Underwrite securities issued by others except as it may be deemed to be an underwriter of restricted securities.

         9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks for extraordinary or emergency purposes.

         10. Invest more than 5 percent of its total assets at cost in the securities of companies which (with predecessor companies) have a record of less than three years continuous operation and equity securities which are not readily marketable.

         11. Invest in companies for purposes of control or management.

         12. Buy securities on margin or make short sales.

         15. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA INTERNATIONAL STOCK FUND, INC.

The International Stock Fund may not:

         1. Buy or sell commodities. However, the Fund may invest in futures contracts or options on such contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15, and may enter into foreign currency transactions.

         2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of its assets in any one industry and (b) invest for temporary defensive purposes up to 100 percent of the value of its assets in securities issued or guaranteed by the United States or its agencies or instrumentalities.

         3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, which operate in real estate or interests therein.

         4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held by the Fund.

         6. Purchase the securities of any issuer (including any foreign government issuer) if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

         7. Issue senior securities, bonds, or debentures.

         8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         9. Borrow money, except temporarily for extraordinary or emergency purposes. For all amounts borrowed, the Fund will maintain an asset coverage of 300 percent. The Fund will not make any additional investments while borrowings exceed 5 percent of the Fund's total assets.

         10. Invest its funds in the securities of any company if the purchase would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         11. Invest in companies for the purpose of exercising control or management.

         12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a recognized securities association or are listed on a recognized securities or commodities exchange or similar entity.

         14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA SPECIAL FUND, INC.

The Special Fund may not:

         1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

         2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

         4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

         6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

         7. Issue senior securities, bonds, or debentures.

         8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

         10. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         11. Invest in companies for the purpose of exercising control or management.

         12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

         14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA SMALL CAP FUND, INC.

The Small Cap Fund may not:

         1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

         2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

         4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

         6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

         8. Issue senior securities, bonds, or debentures.

         9. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         10. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

         11. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         12. Invest in companies for the purpose of exercising control or management.

         13. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to securities held by the Fund. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         14. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange. The Fund may write call options that are covered in accordance with rules established by the SEC.

         15. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA REAL ESTATE EQUITY FUND, INC.

The Real Estate Fund may not:

         1. Buy or sell commodities or commodity futures contracts.

         2. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, that operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

         3. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         4. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

         5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

         6. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Adviser who individually own more than 1/2 of 1 percent of the outstanding securities of that issuer together own more than 5 percent of such securities.

         7. Issue senior securities, bonds, or debentures.

         8. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         9. Borrow money except as a temporary measure for extraordinary or emergency purposes. The Fund's borrowings may not exceed 5 percent of its gross assets valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets if the market value of such assets exceeds 10 percent of the gross assets, valued at cost, of the Fund.

         10. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         11. Invest in companies to exercise control or management.

         12. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

         13. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

         14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         15. Concentrate investments in any one industry, except that the Fund will invest at least 65 percent of the value of its total assets in securities of companies principally engaged in the real estate industry.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA TECHNOLOGY FUND, INC.

The Technology Fund may not:

         1. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

         4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         5. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         6. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

         7. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         8. Invest in companies for the purpose of exercising control or management.

         9. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         10. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA STRATEGIC VALUE FUND, INC.

The Strategic Value Fund may not:

         1. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

         4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

         6. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         7. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

         8. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 10 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         9. Invest in companies for the purpose of exercising control or management.

         10. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         11. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA BALANCED FUND, INC.

The Balanced Fund may not:

         1. Buy or sell commodities. However, the Fund may invest in futures contracts relating to broadly based stock indices, subject to the restrictions in paragraph 15.

         2. Concentrate investments in any industry. However, the Fund may (a) invest up to 25 percent of the value of the total assets in any one industry and
(b) invest for temporary defensive purposes up to 100 percent of the value of the total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein.

         4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the outstanding voting securities of that issuer to be held in the Fund.

         6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of the total assets of the Fund at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its agencies and instrumentalities), with reference to 75 percent of the assets of the Fund.

         7. Issue senior securities, bonds, or debentures.

         8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         9. Borrow money in excess of 5 percent of its net asset value. Any borrowing must only be temporarily from banks and for extraordinary or emergency purposes.

         10. Invest its funds in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         11. Invest in companies for the purpose of exercising control or management.

         12. Engage in short sales of securities except to the extent that it owns an equal amount of the securities sold short or other securities convertible into an equivalent amount of such securities ("short sales against the box"). Such transactions may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 5 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         13. Buy and sell puts and calls as securities, stock index futures or options on stock index futures, or financial futures or options on financial futures, unless such options are written by other persons and the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange.

         14. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA SHORT TERM BOND FUND, INC.

The Short Term Bond Fund may not:

         1. Issue senior securities, bonds, or debentures.

         2. Buy any securities or other property on margin except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures or purchase or sell puts or calls, or confirmations thereof.

         3. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that the Fund may (i) borrow from banks, but only if immediately after each borrowing there is asset coverage of 300 percent, (ii) enter into transactions in options futures, options on futures, and other derivative instruments as described in the Prospectus and this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis, collateral arrangements with respect to initial or variation margin deposit for futures contracts and commitments entered into under swap agreements or other derivative instruments, will not be deemed to be pledges of the Fund's assets), (iii) enter into reverse repurchase agreements, dollar roll transactions or economically similar transactions to the extent its commitment under such transaction is covered by the segregation of assets, and (iv) borrow money as a temporary measure for extraordinary or emergency purposes provided that such borrowings do not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, and the Fund does not pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

         4. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and
(c) invest for temporary defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (C/D's) and bankers' acceptances with maturities not greater than one year. C/D's and bankers' acceptances will be limited to domestic banks that have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the adviser determines that such action is desirable for investment reasons. The directors will periodically review these decisions of the adviser.

         5. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

         7. Buy or sell real estate. However, the Fund may purchase or hold securities issued by companies, such as real estate investment trusts, that deal in real estate or interests therein, and participation interests in pool of real estate mortgage loans.

         8. Buy or sell commodities or commodities contracts or oil, gas or mineral programs, except that the Fund may purchase, sell or enter into financial futures contracts and options on future contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

         9. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

         10. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years of continuous operation.

         12. Invest in companies to exercise control or management.

         13. Purchase or retain securities of an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its adviser if, or so long as, the officers and directors of the Fund and of its adviser together own beneficially more than 5 percent of any class of securities of the issuer.

         14. Engage in short sale of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA FIXED INCOME SECURITIES FUND, INC.

The Fixed Income Securities Fund may not:

         1. Buy or sell commodities or commodity futures contracts.

         2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and
(c) invest for defensive purposes up to 80 percent of the value of its total assets in certificates of deposit (CDs) and bankers' acceptances with maturities not greater than one year. CDs and bankers' acceptances will be limited to domestic banks which have total assets in excess of one billion dollars and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Adviser determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the Adviser.

         3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies such as real estate investment trusts, which operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

         4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

         6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

         7. Purchase or retain securities issued by an issuer, any of whose officers or directors or security holders is an officer or director of the Fund or of its adviser if, or so long as, the officers and directors of the Fund and of its adviser together own beneficially more than 5 percent of any class of securities of the issuer.

         8. Issue senior securities, bonds, or debentures.

         9. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         10. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the value of the gross assets of the Fund taken at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets taken at market to an extent greater than 10 percent of the value of the gross assets taken at cost of the Fund.

         11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         12. Invest in companies to exercise control or management.

         13. Buy any securities or other property on margin, or purchase or sell puts or calls, or combinations thereof.

         14. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the value of the Fund's net assets taken at market may, at any time, be held as collateral for such sales.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.

The National Municipal Bond Fund may not:

         1. Buy or sell real estate, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein.

         2. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         3. Purchase more than 10 percent of the voting securities of any issuer.

         4. Buy or sell commodities or commodity future contracts.

         5. Issue senior securities, bonds, or debentures.

         6. Sell securities short or buy any securities or other property on margin, except for short-term credits necessary for clearing transactions.

         7. Lend portfolio securities to broker-dealers or other institutional investors if, as a result, the aggregate value of all securities loaned exceeds 33 1/3 percent of the total assets of the Fund.

         8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933.

         9. Borrow money except temporarily for extraordinary or emergency purposes; nor may it pledge, mortgage, or hypothecate assets having a market value greater than 10 percent of the cost of the gross assets of the Fund. For amounts borrowed, the Fund shall maintain an asset coverage of 300 percent for all borrowings. This restriction means that the Fund may not borrow money in an amount exceeding 50 percent of its gross assets. The Fund will not make any additional investments while borrowings exceed 5 percent of the value of the Fund's total assets.

         10. Invest more than 25 percent of its assets in a single industry.

COLUMBIA OREGON MUNICIPAL BOND FUND, INC.

The Oregon Municipal Bond Fund may not:

         1. Buy or sell real estate, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein.

         2. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         3. Purchase more than 10 percent of the voting securities of any issuer.

         4. Buy or sell commodities or commodity future contracts.

         5. Issue senior securities, bonds, or debentures.

         6. Sell securities short or buy any securities or other property on margin, except for short-term credits necessary for clearing transactions.

         7. Lend portfolio securities to broker-dealers or other institutional investors if, as a result, the aggregate value of all securities loaned exceeds 33 1/3 percent of the total assets of the Fund.

         8. Underwrite securities of other issuers, except that the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed an underwriter for purposes of the Securities Act of 1933.

         9. Borrow money except temporarily for extraordinary or emergency purposes; nor may it pledge, mortgage, or hypothecate assets having a market value greater than 10 percent of the cost of the gross assets of the Fund. For amounts borrowed, the Fund shall maintain an asset coverage of 300 percent for all borrowings. This restriction means that the Fund may not borrow money in an amount exceeding 50 percent of its gross assets. The Fund will not make any additional investments while borrowings exceed 5 percent of the value of the Fund's total assets.

         10. Invest more than 25 percent of its assets in a single industry.

COLUMBIA HIGH YIELD FUND, INC.

The High Yield Fund may not:

         1. Buy or sell commodities or commodity futures contracts.

         2. Concentrate investments in any industry. However, it may (a) invest up to 25 percent of the value of its total assets in any one industry, (b) invest up to 100 percent of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and
(c) invest for defensive purposes up to 80 percent of the value of its total assets in CDs and bankers' acceptances with maturities not greater than one year. CDs and bankers' acceptances will be limited to domestic banks which have total assets in excess of $1 billion and are subject to regulatory supervision by the U.S. Government or state governments. Commitments to purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities on a "when-issued" basis may not exceed 20 percent of the total assets of the Fund. Emphasis on investments in securities of a particular industry will be shifted whenever the Adviser determines that such action is desirable for investment reasons. The Board of Directors will periodically review these decisions of the Adviser.

         3. Buy or sell real estate. However, the Fund may purchase or hold readily marketable securities issued by companies, such as real estate investment trusts, that operate in real estate or interests therein, and participation interests in pools of real estate mortgage loans.

         4. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         5. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 10 percent of the outstanding voting securities of that issuer to be held in the Fund.

         6. Purchase the securities of any issuer if the purchase, at the time thereof, would cause more than 5 percent of the value of its total assets at market value to be invested in the securities of that issuer (other than obligations of the U.S. Government and its instrumentalities), with reference to 75 percent of the assets of the Fund.

         7. Purchase or retain securities of an issuer if those officers or directors of the Fund or the Adviser who individually own more than 1/2 of 1 percent of the outstanding securities of that issuer together own more than 5 percent of such securities.

         8. Issue senior securities, bonds, or debentures.

         9. Underwrite securities of other issuers, except the Fund may acquire portfolio securities in circumstances where, if the securities are later publicly offered or sold by the Fund, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

         10. Borrow money except as a temporary measure for extraordinary or emergency purposes. Its borrowings may not exceed 5 percent of the gross assets of the Fund valued at the lesser of cost or market value, nor may it pledge, mortgage, or hypothecate assets valued at market to an extent greater than 10 percent of the gross assets valued at cost of the Fund.

         11. Invest in the securities of any company if the purchase, at the time thereof, would cause more than 5 percent of the value of the Fund's total assets to be invested in companies which, including predecessors and parents, have a record of less than three years continuous operation.

         12. Invest in companies to exercise control or management.

         13. Buy any securities or other property on margin, except for short-term credits necessary for clearing transactions and except that margin payments and other deposits in connection with transactions in options, futures, and forward contracts shall not be deemed to constitute purchasing securities on margin.

         14. Engage in short sales of securities except to the extent that it owns other securities convertible into an equivalent amount of such securities. These short sales may only be made to protect a profit in or to attempt to minimize a loss with respect to convertible securities. In any event, no more than 10 percent of the Fund's net assets valued at market may, at any time, be held as collateral for such sales.

         15. Invest directly in oil, gas, or other mineral development or exploration programs or leases; although, the Fund may own securities of companies engaged in those businesses.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA DAILY INCOME COMPANY

The Columbia Daily Income Company may not:

         1. Borrow money to improve portfolio yield except as a temporary measure to avoid disruptive redemptions, and not for investment purposes. Borrowings will not exceed 33 1/3 percent of total assets and will be repaid from the proceeds of sales of the Fund's shares or as maturities allow.

         2. Underwrite securities issued by others except as it may be deemed to be an underwriter in a sale of restricted securities.

         3. Invest more than 5 percent of its assets (exclusive of obligations issued or guaranteed as to principal and interest by the U.S. Government or any agency or instrumentality thereof) in the securities of any one issuer. The Fund may invest up to 100 percent of its total assets in obligations of U.S. banks which are members of the Federal Reserve System. However, the Fund will not invest more than 25 percent of its assets in any other single industry.

         4. Buy or sell real estate.

         5. Buy or sell commodities or commodity contracts.

         6. Make loans, except that the Fund may (a) purchase debt obligations which are consistent with its investment objectives and policies; (b) enter into repurchase agreements; and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act.

         7. Purchase common stocks, preferred stocks, warrants, or other equity securities.

         8. Purchase securities on margin.

         9. Sell securities short.

         10. Write or purchase put or call options.

         11. Invest in the securities of other investment companies, except those acquired as part of a merger, consolidation, or acquisition of assets.

         The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

         The Fund may not:

         1. Purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

INVESTMENT RESTRICTIONS UNDER RULE 2a-7

         Rule 2a-7 under the 1940 Act requires that all portfolio securities of the Columbia Daily Income Company have at the time of purchase a maximum remaining maturity (as defined in the rule) of 13 months and that the Fund maintain a dollar-weighted average portfolio maturity of not more than 90 days. (The Fund, however, will be invested in short-term debt obligations maturing within 12 months.) Rule 2a-7 further requires that investments by a money market fund must present minimal credit risk and, if rated, must be rated within one of the two highest rating categories for short-term debt obligations by at least two major rating agencies assigning a rating to the securities or issuer or, if only one rating agency has assigned a rating, by that agency. Purchases of securities which are unrated or rated by only one rating agency must be approved or ratified by the Board of Directors of the Fund. Securities that are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest category by at least two major rating agencies are designated "First Tier Securities." Securities rated in the top two categories by at least two major rating agencies, but which are not rated in the highest category by two or more major rating agencies, are designated "Second Tier Securities." Securities which are unrated may be purchased only if they are deemed to be of comparable quality to rated securities. Under Rule 2a-7, a fund may not invest more than the greater of 1 percent of its total assets or one million dollars, measured at the time of investment, in the securities of a single issuer that were Second Tier Securities when acquired by the fund. In addition, a money market fund may not under Rule 2a-7 invest more than 5 percent of its total assets in securities that were Second Tier Securities when acquired.

         The Fund may not invest more than 5 percent of its total assets in the securities of any one issuer, except this limitation does not apply to U.S. Government securities and repurchase agreements thereon. The Fund may, however, invest more than 5 percent of its total assets in the First Tier Securities of a single issuer for up to three business days, although the Fund may not make more than one such investment at any one time.

         Investment policies by the Fund are in certain circumstances more restrictive than the restrictions under Rule 2a-7. In particular, investments by the Fund are restricted to the following:

         1. Securities issued or guaranteed as to principal and interest by the U.S. Government or issued or guaranteed by agencies or instrumentalities thereof and repurchase agreements relating to these securities.

         2. Commercial paper which, if rated by S&P or Moody's is rated A-1 by S&P and Prime 1 by Moody's or, if not rated, is determined to be of comparable quality by the Board of Directors of the Fund.

         3. Other corporate debt securities with remaining maturities of less than 12 months, including bonds and notes, of an issuer that has received ratings from S&P and Moody's for its other short-term debt obligations as described in paragraph 2 above, where such corporate debt securities are comparable in priority and security to the rated short-term debt obligations or, if no ratings are available, where such corporate debt securities are determined to be of comparable quality under procedures approved by the Board of Directors of the Fund.

         4. Obligations of U.S. banks that are members of the Federal Reserve System and have capital surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million and are determined by the Board of Directors of the Fund to be of comparable quality to the obligations described in paragraphs 2 or 3 above. Currently these obligations are CDs, bankers' acceptances, and letters of credit.

         These four investment restrictions applicable to the Fund are also non-fundamental, which means they can be changed by the Board. Any change, however, will only be effective after notice is given to shareholders of the Fund.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

         Each Fund is managed under the supervision of its Board of Directors, which has responsibility for overseeing decisions relating to the investment policies and objectives of the Fund. The Board of Directors of each Fund meets quarterly to review the Fund's investment policies, performance, expenses, and other business matters. The directors and officers of the Funds are listed below. There is no family relationship between any of the directors.

 DIRECTORS AND OFFICERS

 INTERESTED DIRECTOR & PRINCIPAL OFFICERS:

  NAME, ADDRESS AND AGE          POSITION(S)     TERM OF OFFICE AND    PRINCIPAL            NUMBER OF       OTHER
                                 HELD WITH       LENGTH OF TIME        OCCUPATION(S)        PORTFOLIOS IN   DIRECTORSHIPS
                                 FUNDS           SERVED**              DURING PAST 5        FUND COMPLEX    HELD BY
                                                                       YEARS***             OVERSEEN BY     DIRECTOR****
                                                                                            DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
  J. Jerry Inskeep, Jr.(1)*      Chairman and    Served for 36 Years   Chairman and         23              None
  1300 S.W. Sixth Avenue         Director                              President of
  Portland, OR 97201                                                   Columbia Funds and
  (71 years old)                                                       CMC Fund Trust
-------------------------------------------------------------------------------------------------------------------------
  Jeff B. Curtis*                President and   Served for 2 Years    Executive Vice
  1300 S.W. Sixth Avenue         Assistant                             President and
  Portland, OR 97201             Secretary                             Chief Operating
  (48 years old)                                                       Officer of
                                                                       Columbia Funds
                                                                       Management Company
                                                                       and Columbia
                                                                       Management Co.
                                                                       Prior to his
                                                                       current positions,
                                                                       Mr. Curtis was
                                                                       President, Senior
                                                                       Vice President and
                                                                       General Counsel of
                                                                       Columbia Funds
                                                                       Management Company
                                                                       and Columbia
                                                                       Management Co.
-------------------------------------------------------------------------------------------------------------------------
  Myron G. Child*                Vice President  Served for 2 Years    Vice President of
  1300 S.W. Sixth Avenue                                               Columbia Trust
  Portland, OR 97201                                                   Company
  (61 years old)
-------------------------------------------------------------------------------------------------------------------------
  Kathleen M. Griffin*           Vice President  Served for 2 Years    Vice President of
  1300 S.W. Sixth Avenue                                               Columbia Financial
  Portland, OR 97201                                                   Center Incorporated
  (42 years old)
-------------------------------------------------------------------------------------------------------------------------

-------------
1 Mr. Inskeep is deemed to be interested because he is affiliated with the Adviser.

  Jeffrey L. Lunzer*             Vice President  Served for 2 Years    Vice President of
  1300 S.W. Sixth Avenue                                               Columbia Funds
  Portland, OR 97201                                                   Management Company
  (41 years old)                                                       and Columbia
                                                                       Management Co.
                                                                       Prior to his
                                                                       current positions,
                                                                       Mr. Lunzer was the
                                                                       Controller for the
                                                                       Funds.  Before
                                                                       joining the Funds
                                                                       in 1998, Mr.
                                                                       Lunzer was
                                                                       Treasurer and Fund
                                                                       Officer of WM
                                                                       Group of Funds, a
                                                                       mutual fund
                                                                       company.
-------------------------------------------------------------------------------------------------------------------------
  Susan J. Woodworth*            Vice President  Served for 2 Years    Vice President of
  1300 S.W. Sixth Avenue                                               Columbia Trust
  Portland, OR 97201                                                   Company
  (49 years old)
-------------------------------------------------------------------------------------------------------------------------
  Mark A. Wentzien*              Secretary       Served for 2 Years    Vice President of
  1300 S.W. Sixth Avenue                                               Columbia Funds
  Portland, OR 97201                                                   Management Company
  (41 years old)                                                       and Columbia
                                                                       Management Co.
                                                                       Prior to his
                                                                       current positions,
                                                                       Mr. Wentzien was
                                                                       Associate Counsel
                                                                       of Columbia Funds
                                                                       Management Company
                                                                       and Columbia
                                                                       Management Co.

 DISINTERESTED DIRECTORS:


  NAME, ADDRESS AND AGE          POSITION(S)     TERM OF OFFICE AND    PRINCIPAL           NUMBER OF        OTHER
                                 HELD WITH       LENGTH OF TIME        OCCUPATION(S)       PORTFOLIOS IN    DIRECTORSHIPS
                                 FUNDS           SERVED**              DURING PAST 5       FUND COMPLEX     HELD BY
                                                                       YEARS               OVERSEEN BY      DIRECTOR****
                                                                                           DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
  James C. George                Director        Served for 8 Years    Investment          23               None
  1001 S.W. 5th Avenue                                                 Consultant
  Suite 1100
  Portland, OR 97204
  (69 years old)
-------------------------------------------------------------------------------------------------------------------------
  Charles R. Nelson              None            Served since July     Van Voorhis         23****           None
  Department of Economics                        31, 2002              Professor,
  University of Washington                                             Department of
  Seattle, WA 98195                                                    Economics,
  (59 years old)                                                       University of
                                                                       Washington;
                                                                       consultant on
                                                                       economic and
                                                                       statistical
                                                                       matters
-------------------------------------------------------------------------------------------------------------------------
  Patrick J. Simpson             Director        Served for 2 Years    Lawyer, Perkins     23               None
  1211 S.W. 5th Avenue                                                 Coie LLP
  Suite 1500
  Portland, OR 97204
  (57 years old)
-------------------------------------------------------------------------------------------------------------------------
  Richard L. Woolworth           Director        Served for 11 Years   Chairman/CEO, The   23               The Regence
  100 S.W. Market St. #1500                                            Regence Group                        Group, Regence
  Portland, OR 97207                                                                                        BlueCross
  (60 years old)                                                                                            BlueShield of
                                                                                                            Oregon; NW
                                                                                                            Natural, a
                                                                                                            natural gas
                                                                                                            service provider
-------------------------------------------------------------------------------------------------------------------------


*Interested person as defined by the 1940 Act.

**Each director serves for an indefinite term in accordance with the current Bylaws of each Fund until the date a director resigns, retires or is removed in accordance with the Bylaws of each Fund.

***All of the officers of the Funds are employees and officers of the Adviser and/or its affiliates. Only principal occupations are listed.

**** Each director except Mr. Nelson is a Trustee of CMC Fund Trust, an open-end management investment company advised by Columbia Management Co., an affiliate of the Adviser. Mr. Nelson serves as an independent trustee of the funds in the Liberty Funds Complex, which are advised and distributed by affiliates of the Adviser, currently consisting of 97 funds.

Board of Directors

         The directors of the Funds are responsible for overseeing decisions relating to the investment policies and objectives of the Funds. The Funds hire other parties that are responsible for the day-to-day operations of the Fund, such as the Adviser, transfer agent and custodian. The directors meet quarterly to review the Funds' investment policies, performance, expenses, and other business matters. The Funds established an Audit Committee in January 2002. The Audit Committee will consider and engage, on an annual basis, the Funds' independent auditors, review with management and the independent auditors the financial statements included in the Funds' Annual Report to Shareholders, and generally oversee the audit process. The Audit Committee is composed of three of the Funds' disinterested directors (Messrs. George, Simpson, and Woolworth).

         In addition, each of the Funds adopted a nominating policy in January 2002 under which the disinterested directors of the Funds are responsible for selecting and nominating candidates for election to serve as directors. The disinterested directors will not consider nominees recommended by Fund shareholders.

         The following table sets forth the dollar range of shares owned by each director as of December 31, 2001 of (i) each individual Fund and (ii) all of the funds in the Columbia Funds Complex:


INTERESTED DIRECTOR:

DOLLAR RANGE OF FUND SHARES                            J. JERRY INSKEEP, JR.
----------------------------------------------------------------------------
Common Stock Fund                                        Over $100,000
Balanced Fund                                            None
Growth Fund                                              Over $100,000
Special Fund                                             Over $100,000
Small Cap Fund                                           Over $100,000
International Stock Fund                                 Over $100,000
Real Estate Equity Fund                                  Over $100,000
Strategic Value Fund                                     Over $100,000
Technology Fund                                          Over $100,000
Columbia Daily Income Company                            Over $100,000
Fixed Income Securities Fund                             $10,001-$50,000
Short Term Bond Fund                                     None
High Yield Fund                                          None
Oregon Municipal Bond Fund                               Over $100,000
National Municipal Bond Fund                             Over $100,000
     AGGREGATE DOLLAR RANGE OF FUND SHARES IN
     FUNDS OVERSEEN BY DIRECTOR IN COLUMBIA FUNDS
     COMPLEX:                                            OVER $100,000

DISINTERESTED DIRECTORS:
-----------------------

                                                  JAMES C.           PATRICK J.              RICHARD L.          CHARLES R.
DOLLAR RANGE OF FUND SHARES                       GEORGE              SIMPSON                WOOLWORTH            NELSON
---------------------------------------------------------------------------------------------------------------------------
Common Stock Fund                               Over $100,000         None                  Over $100,000          None
Balanced Fund                                   None                  $1-$10,000            None                   None
Growth Fund                                     Over $100,000         $50,001-100,000       Over $100,000          None
Special Fund                                    Over $100,000         $10,001-$50,000       Over $100,000          None
Small Cap Fund                                  Over $100,000         None                  Over $100,000          None
International Stock Fund                        Over $100,000         None                  $10,001-$50,000        None
Real Estate Equity Fund                         Over $100,000         None                  $1-$10,000             None
Strategic Value Fund                            $1-$10,000            None                  $10,001-$50,000        None
Technology Fund                                 $1-$10,000            None                  None                   None
Columbia Daily Income Company                   Over $100,000         None                  $10,001-$50,000        None
Fixed Income Securities Fund                    None                  None                  Over $100,000          None
Short Term Bond Fund                            None                  None                  None                   None
High Yield Fund                                 $50,001-100,000       None                  None                   None
Oregon Municipal Bond Fund                      None                  None                  Over $100,000          None
National Municipal Bond Fund                    None                  None                  None                   None
     AGGREGATE DOLLAR RANGE OF FUND
     SHARES IN FUNDS OVERSEEN BY DIRECTOR
     IN COLUMBIA FUNDS COMPLEX:
                                                OVER $100,000         $50,001-$100,000      OVER $100,000          NONE

         As of December 31, 2001, none of the disinterested directors or members of their immediate families owned any securities of the Adviser or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser.

Approval of Investment Advisory Contract

         Each of the Funds has entered into a separate investment advisory contract with the Adviser. The investment advisory contract is subject to annual approval by the Board of Directors, including a majority of disinterested directors. The existing contracts were last considered and approved at an in-person meeting held in April 2001. In determining the reasonableness of the advisory fees under the contract, the directors considered several factors, including:

         - The nature and quality of services provided to the Funds' shareholders,

         -        The profitability of the advisory contract for the Adviser,

         - Fall-out benefits realized by the Adviser from service as adviser to the Funds, and

         -        A comparison of the fee structures of other mutual funds.


         In reviewing the quality of services provided by the Adviser, the directors examined the performance of the Funds compared to other mutual funds with similar investment objectives and against one or more securities indices that were considered appropriate. Performance over one- and three-year periods for each Fund were reviewed as well as rankings from Lipper Inc. In addition, the directors assessed the day-to-day management of the Funds, reviewing information provided at the meeting at which the contract was approved and at earlier meetings during the fiscal year. The directors reviewed overall expense ratios of the Funds, including the aggregate expenses of the Funds to their net assets, as well as several individual expense items to the Funds' net assets such as the management fee, transfer agent fee, and custodian fee. Based on its review, the directors found the quality of services provided to the Funds' shareholders to be excellent and the total expense ratio of the funds to be below or comparable to funds with similar investment objectives, strategy, size and distribution methods.

         The directors reviewed data related to the profitability of the Adviser with respect to its contracts with the Funds and found it to be within the range approved by courts in the past. The directors also considered the benefit to affiliates of the Adviser as the result of its management of the Funds, including Columbia Trust Company, which serves as transfer agent for the Funds.

         After considering the material factors listed above, and each Fund's specific circumstance, the directors concluded that the advisory contract of each Fund with the Adviser was reasonable for such Fund and in the best interests of shareholders. See the section entitled "INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES" for further information about the Adviser and the Funds' investment advisory contract.

         The following table sets forth compensation received by the Funds' directors for 2001. No officer of the Funds received any compensation from the Funds in 2001.

                               COMPENSATION TABLE

   AGGREGATE COMPENSATION                J. JERRY        JAMES C.      PATRICK J.     RICHARD L.     CHARLES R.
         FROM FUND                       INSKEEP*         GEORGE        SIMPSON       WOOLWORTH       NELSON
---------------------------------------------------------------------------------------------------------------
Common Stock Fund                           $0            $2,416        $2,416         $2,513          $0
Growth Fund                                 $0            $4,944        $4,944         $5,142          $0
International Stock Fund                    $0            $499          $499           $519            $0
Special Fund                                $0            $2,860        $2,860         $2,974          $0
Small Cap Fund                              $0            $1,615        $1,615         $1,679          $0
Real Estate Fund                            $0            $1,545        $1,545         $1,607          $0
Balanced Fund                               $0            $3,347        $3,347         $3,481          $0
Columbia Daily Income Company               $0            $3,971        $3,971         $4,130          $0
Short Term Bond Fund                        $0            $138          $138           $144            $0
Fixed Income Securities Fund                $0            $1,351        $1,351         $1,405          $0
Oregon Municipal Bond Fund                  $0            $1,512        $1,512         $1,572          $0
High Yield Fund                             $0            $537          $537           $558            $0
National Municipal Bond Fund                $0            $37           $37            $39             $0
Strategic Value Fund                        $0            $197          $197           $205            $0
Technology Fund                             $0            $31           $31            $32             $0
   TOTAL COMPENSATION FROM
 COLUMBIA FUNDS COMPLEX**                   $0            $34,000       $34,000        $35,000         $0***

* Mr. Inskeep is an interested person of each Fund and receives no compensation from any Fund.

**Information is for the calendar year ended December 31, 2001 for 23 funds in the complex. Includes compensation Messrs. Woolworth, George and Simpson received as Trustees of CMC Fund Trust. The investment adviser for CMC Fund Trust is Columbia Management Co., an affiliate of the Adviser. Mr. Woolworth's compensation also includes amounts received for serving on each Fund's Executive Committee and CMC Fund Trust's Executive Committee.

***Mr. Nelson received $109,000 for the calendar year ended December 31, 2001 for his service as a trustee of the funds in the Liberty Funds Complex. He did not serve as a director of the Funds during 2001.

         Liberty Funds Distributor, Inc. ("LFD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund.

         At January 31, 2002, officers and directors, as a group, owned of record or beneficially less than 1% of each Fund, other than for the following funds:

Technology Fund                     56,761 shares                       2.81%

National Municipal Bond Fund        25,340 shares                       1.79%

         At January 31, 2002, to the knowledge of the Funds, no person owned of record or beneficially more than 5% of the outstanding shares of any Fund except the following record owners:


                                                                                    Shares Owned of Record
Name and Address                                                                      At January 31, 2002
----------------                                                                    ------------------------
COLUMBIA COMMON STOCK FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                      4,759,008     (14.04%)

Wells Fargo Bank Minnesota
FBO Mentor Graphics 401 (k) Plan
P.O. Box 1533
Minneapolis, Minnesota 55480                                                          1,884,258     (5.56%)


COLUMBIA BALANCED FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                      8,721,343     (18.78%)


COLUMBIA GROWTH FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                      5,452,258     (13.01%)


COLUMBIA SPECIAL FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                      5,298,696     (13.25%)

Standard Insurance Company
P.O. Box 711
Portland, Oregon 97207                                                                3,308,925     (8.27%)

                                                                                    Shares Owned of Record
Name and Address                                                                      At January 31, 2002
----------------                                                                    ------------------------
COLUMBIA SMALL CAP FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                      14,551,042    (48.42%)

Intermountain Health Care 401 (k)
P.O. Box 92956
Chicago, Illinois 60675                                                                1,547,620    (5.15%)


COLUMBIA REAL ESTATE EQUITY FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                      26,377,038    (74.04%)


COLUMBIA INTERNATIONAL STOCK FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                          844,223   (7.53%)


COLUMBIA TECHNOLOGY FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                          116,696   (5.78%)


COLUMBIA STRATEGIC VALUE FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                       6,045,988    (39.53%)

National Investors Services Corp.
55 Water Street, 32nd Floor
New York, New York 10041                                                                  873,318   (5.71%)

                                                                                    Shares Owned of Record
Name and Address                                                                      At January 31, 2002
----------------                                                                    ------------------------
COLUMBIA FIXED INCOME SECURITIES FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                       9,213,871    (26.47%)


COLUMBIA HIGH YIELD FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                      22,099,145    (67.69%)

National Investors Services Corp.
55 Water Street, 32nd Floor
New York, New York 10041                                                               1,706,918    (5.23%)


COLUMBIA OREGON MUNICIPAL BOND FUND

PFPC Global Fund Services
4400 Computer Drive
Westborough, Massachusetts 01581                                                       3,418,298    (8.54%)


COLUMBIA NATIONAL MUNICIPAL BOND FUND

Lita Luvera
P.O. Box 1350
Portland, Oregon 97207                                                                    158,057   (11.22%)

The Agnew Family Trust
P.O. Box 1350
Portland, Oregon 97207                                                                    114,243   (8.11%)

Douglas Norberg
P.O. Box 1350
Portland, Oregon 97207                                                                    105,128   (7.46%)

Tacoma Screw Products, Inc.
P.O. Box 1350
Portland, Oregon 97207                                                                    104,851   (7.44%)

Gunilla Finrow
P.O. Box 1350
Portland, Oregon 97207                                                                     86,768   (6.16%)

         As defined by SEC rules and regulations, PFPC Global Fund Services is a "control person" of the Fixed Income Securities Fund, Real Estate Equity Fund, High Yield Fund, Small Cap Fund and Strategic Value Fund since it owns over 25% of the voting securities of each Fund. PFPC Global Fund Services acts as sub-transfer agent and processes all trades entered by financial intermediaries through the National Securities Corporation ("NSCC") for the Funds. Therefore, it does not exercise voting control over the securities it holds in the Funds.

--------------------------------------------------------------------------------
              INVESTMENT ADVISORY AND OTHER FEES PAID TO AFFILIATES
--------------------------------------------------------------------------------

         The investment adviser to each of the Funds is Columbia Funds Management Company (the "Adviser"). The Adviser has entered into an investment contract with each Fund. Pursuant to the investment contract, the Adviser provides research, advice, and supervision with respect to investment matters and determines which securities to purchase or sell and what portion of the Fund's assets to invest.

         The Adviser provides office space and pays all executive salaries and executive expenses of the Fund. The Fund assumes its costs relating to corporate matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested director fees, taxes and governmental fees, interest, brokers' commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all other expenses of preparing its registration statement, prospectuses, and reports.

         Information regarding calculation of the advisory fee payable to the Adviser is set forth in the Prospectus. Advisory fees paid by each of the Funds for each of the last three years were:

FUND                                                   2001             2000              1999
----                                                   ----             ----              ----
Common Stock Fund                                 $4,439,013       $5,844,592        $5,181,352
Growth Fund                                       $8,377,937      $12,038,582       $10,562,644
International Stock Fund                          $1,534,669       $2,197,202        $1,592,405
Special Fund                                      $7,790,604       $9,717,028        $7,081,977
Small Cap Fund                                    $5,137,830       $4,514,814        $1,745,238
Real Estate Fund                                  $3,752,707       $2,527,697        $1,549,192
Technology Fund*                                    $103,027           $4,427
Strategic Value Fund*                               $543,893           $5,281
Balanced Fund                                     $5,191,548       $5,393,886        $5,094,253
Short Term Bond Fund                                $227,831         $177,533          $194,635
Fixed Income Securities Fund                      $2,158,251       $1,886,459        $2,105,357
National Municipal Bond Fund                         $59,637          $54,029           $27,095
Oregon Municipal Bond Fund                        $2,395,099       $2,073,536        $2,246,866
High Yield Fund                                   $1,089,470         $463,725          $405,284
Columbia Daily Income Company                     $5,765,043       $5,482,957        $5,232,688

---------------
*These Funds commenced operations on November 9, 2000.

         A portion of the Adviser's fees are used to pay financial intermediaries for services they provide to investors who invest in the Funds through such financial intermediary. In 2001, the Adviser paid financial intermediaries the following amounts:


FUND                                                2001
----                                                ----
Common Stock Fund                                $172,066
Growth Fund                                      $220,467
International Stock Fund                          $12,657
Special Fund                                     $196,990
Small Cap Fund                                   $276,892
Real Estate Fund                                 $586,933
Technology Fund                                   $13,764
Strategic Value Fund                              $26,356
Balanced Fund                                    $346,180
Short Term Bond Fund                                 $579
Fixed Income Securities Fund                     $114,716
National Municipal Bond Fund                           $3
Oregon Municipal Bond Fund                        $39,912
High Yield Fund                                  $176,010
Columbia Daily Income Company                        $597


         The Adviser has entered into an agreement with Columbia Management Co. ("CMC"), under which CMC provides the Adviser with statistical and other factual information, advice regarding economic factors and trends, and advice as to occasional transactions in specific securities. CMC, upon receipt of specific instructions from the Adviser, also contacts brokerage firms to conduct securities transactions for the Funds. The Adviser pays CMC a fee for these services. A Fund's expenses are not increased by this arrangement, and no amounts are paid by a Fund to CMC under this agreement.


         The transfer agent and dividend crediting agent for the Funds is Liberty Funds Services, Inc. ("LFS"), P.O. Box 1722, Boston, Massachusetts 02105-1722. Prior to October 2002, Columbia Trust Company ("Trust Company"), 1301 S.W. Fifth Avenue, P.O. Box 1350, Portland, Oregon 97207, served as transfer agent and dividend crediting agent for the Funds. During 2001, each Fund paid the Trust Company a per account fee of $1.66 per month for each shareholder account with the Fund existing at any time during the month. In addition, each Fund pays the Trust Company for extra administrative services performed at cost in accordance with a schedule set forth in the agreement between the Trust Company and the Fund and reimburses the Trust Company for certain out-of-pocket expenses incurred in carrying out its duties under that agreement. In addition to the transfer agent services described above, the Trust Company has hired PFPC Global Fund Services as a sub-transfer agent to provide services related to fund transactions processed through the National Securities Clearing Corporation on behalf of the Common Stock Fund, Growth Fund, Special Fund, Real Estate Fund, Small Cap Fund, Balanced Fund, High Yield Fund and Fixed Income Securities Fund. Each of the above Funds has agreed to pay to the Trust Company the costs incurred by Trust Company in connection with the services provided by PFPC.

         Fees paid to the Trust Company for services performed in 2001 under each transfer agent agreement were $892,031 for the Common Stock Fund, $1,535,835 for the Growth Fund, $532,797 for the International Stock Fund, $933,186 for the Special Fund, $535,541 for the Small Cap Fund, $245,986 for the Real Estate Fund, $71,999 for the Technology Fund, $110,672 for the Strategic Value Fund, $955,009 for the Balanced Fund, $109,880 for the Short Term Bond Fund, $386,119 for the Fixed Income Securities Fund, $154,359 for the Oregon Municipal Bond Fund, $137,152 for the High Yield Fund, $1,088,917 for the Columbia Daily Income Company and $42,067 for the Columbia National Municipal Bond Fund.

PRICING AND BOOKKEEPING AGREEMENT

         In July 2002 the Funds retained Columbia Management Group ("CMG") to perform certain administrative services for the Funds pursuant to a Pricing and Bookkeeping Agreement (the "Agreement"). Under the terms of the Agreement, CMG
(a) provides fund accounting oversight of State Street Bank and Trust, who provides the daily fund accounting services; (b) maintains and preserves in a secure manner the accounting records of the Funds; (c) provides fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, financial reporting and board reporting; and (d) provides disaster planning. CMG is the parent corporation of the Adviser. For the services rendered by CMG, each Fund has agreed to pay CMG, on a monthly basis, a fee equal to 1/12 of .01 of 1 percent of the Fund's average daily net assets. The fee for a Fund in a given year shall not be less than $25,000 or exceed $150,000.


         The Adviser, LFD, LFS, the Trust Company, CMG and CMC are indirect wholly owned subsidiaries of FleetBoston Financial Corporation ("Fleet"). Fleet and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

         Each Fund, other than the Strategic Value Fund, will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. This may result in a higher portfolio turnover rate and increase a Fund's transaction costs, including brokerage commissions. To the extent short-term trades result in gains on securities held less than one year, shareholders will be subject to taxes at ordinary income rates. See "TAXES" in this Statement of Additional Information.

         The Funds may purchase their portfolio securities through a securities broker and pay the broker a commission, or they may purchase the securities directly from a dealer which acts as principal and sells securities directly for its own account without charging a commission. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. The Funds may also purchase securities from underwriters, the price of which will include a commission or discount paid by the issuer to the underwriter. There is generally no stated commission in the case of fixed income securities that are traded in the over-the-counter market, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up.

         Prompt execution of orders at the most favorable price will be the primary consideration of the Funds in transactions where fees or commissions are involved. Additional factors considered by the Adviser in selecting brokers to execute a transaction include the: (i) professional capability of the executing broker and the value and quality of the brokerage services provided; (ii) size and type of transaction; (iii) timing of transaction in the context of market prices and trends; (iv) nature and character of markets for the security to be purchased or sold; (v) the broker's execution efficiency and settlement capability; (vi) the broker's experience and financial stability and the execution services it renders to the Adviser on a continuing basis; and (vii) reasonableness of commission.

         Research, statistical, and other services offered by the broker also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. A commission in excess of the amount of a commission another broker or dealer would have charged for effecting a transaction may be paid by a Fund if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.


         The Adviser receives a significant amount of proprietary research from a number of brokerage firms, in most cases on an unsolicited basis. The Adviser does not make any commitments to allocate brokerage for proprietary research. The value of that research, however, is considered along with other factors in the selection of brokers. This research is considered supplemental to the Adviser's own internal research and does not, therefore, materially reduce the overall expenses incurred by the Adviser for its research. On a semi-annual basis, the Adviser's research analysts and portfolio managers participate in a detailed internal survey regarding the value of proprietary research and the skills or contributions made by the various brokerage analysts to the Adviser's investment process. Firms are then confidentially ranked based on that survey. Brokerage allocations are then made, as much as reasonably possible, based on those rankings.


         In limited circumstances, the Adviser may use a Fund's commissions to acquire third party research or products that are not available through its full-service brokers. In these arrangements, the Adviser pays an executing broker a commission equal to the average rate paid on all other trades and achieves what it believes is best execution on the trade. The executing broker then uses a portion of the commission to pay for a specific research service or product provided to the Adviser. Proposed research to be acquired in this manner must be approved by the Adviser's Chief Investment Officer, who is responsible for determining that the research provides appropriate assistance to the Adviser in connection with its investment management of the Funds and that the price paid with broker commissions is fair and reasonable.

         The receipt of proprietary and third party research services or products from brokers or dealers might be useful to the Adviser and its affiliates in rendering investment management services to the Funds or other clients. Conversely, research provided by brokers or dealers who have executed orders on behalf of other clients of the Adviser and its affiliates might be useful to the Adviser in carrying out its obligations to a Fund.

         Total brokerage commissions paid by each of the respective Funds for each of the last three years were:

FUND                                             2001                   2000                   1999
----                                             ----                   ----                   ----
Common Stock Fund                           $2,029,948             $1,702,381             $1,569,579
Growth Fund                                 $3,889,565             $3,469,603             $4,155,391
International Stock Fund                      $956,873             $1,085,143               $724,858
Special Fund                                $3,049,564             $2,539,187             $2,633,780
Small Cap Fund                              $1,012,547               $802,568               $421,852
Real Estate Fund                              $982,759               $638,603               $491,959
Balanced Fund                               $1,663,848             $1,087,755             $1,013,023
Technology Fund*                               $55,309                 $2,313                    --
Strategic Value Fund*                         $917,625                $25,633                    --

---------------
*These Funds commenced operations November 9, 2000.

         No brokerage commissions were paid by the Columbia Daily Income Company, the Short Term Bond Fund, the Fixed Income Securities Fund, the Oregon Municipal Bond Fund, the Columbia National Municipal Bond Fund, or the High Yield Fund during the last three years. Of the commissions paid in 2001, the Common Stock Fund paid $330,464, the Growth Fund paid $482,759, the Special Fund paid $332,833, the Small Cap Fund paid $184,206, the Balanced Fund paid $271,910, the Real Estate Fund paid $46,790, the Strategic Value Fund paid $129,598 and the Technology Fund paid $10,597 to acquire third-party research or products.


         Provided each Fund's Board of Directors is satisfied that the Fund is receiving the most favorable price and execution available, the Adviser may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers. The Adviser may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Adviser, if the Adviser believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. On October 1, 1999, Robertson Stephens became an affiliated broker dealer of the Adviser. During calendar years 2000 and 2001, the Fund periodically used Robertson Stephens to execute purchase and sale orders. The aggregate dollar amount of brokerage commissions paid to Robertson Stephens for the years 2000 and 2001 are as follows:


                                                              2001                      2000
                                                              ----                      ----
                           Small Cap Fund                     $300                   $20,364
                           Balanced Fund                      $6,300                 $ 1,200
                           Special Fund                       $7,312                 $64,806
                           Growth Fund                        $28,880                $37,290
                           Real Estate Equity Fund            $15,612                $ 8,658
                           Strategic Value Fund               $2,400                 --

         For both years, the aggregate dollar amount of purchase and sale transactions and total broker commissions were less than 1% of each Fund's total purchase and sale transactions and broker commissions. In addition to agency transactions, the Funds may purchase securities from an underwriting syndicate in which an affiliate is a member of the underwriting syndicate. Such trades will be executed in accordance with the rules and regulations of the 1940 Act, as well as procedures adopted by the Funds.

         Buy and sell orders of a Fund may be aggregated by the Adviser with those of other Funds or accounts or other investment pools managed by the Adviser or affiliates of the Adviser to achieve best execution, and, on the average, lower brokerage commission costs. Orders are aggregated only if the Adviser, in the exercise of its investment discretion, believes such aggregation is consistent with its duty to seek best execution and if each client involved in the order is treated fairly and on an equitable basis. Each client that participates in an aggregated order will participate at the average share price for all transactions in that order, with all transaction costs shared on a pro rata basis. Absent unusual circumstances, an aggregated order that is only partially completed by the Adviser will be allocated to each client on a pro rata basis based on the percentage of the combined order actually filled. Notwithstanding the above, the Adviser may execute buy and sell orders for clients and take action in performance of its duties with respect to any of its clients that may differ from actions taken with respect to another client with similar investment policies and objectives, so long as the Adviser shall, to the extent practical, allocate investment opportunities to clients over a period of time on a fair and equitable basis and in accordance with applicable law.


         Allocations among Columbia accounts to participate in initial public offerings ("IPOs") are made pursuant to IPO Allocation Priority Guidelines (the "Guidelines") established by the Columbia Investment Team. The Guidelines establish which accounts are eligible to participate in a particular IPO and what level of participation is permitted. Eligibility is based upon the market capitalization of the IPO and the capitalization focus of the account. After eligible accounts are identified, each manager receives, on behalf of his or her accounts, a pro rata share of such allocation. The allocation by the manager among his or her accounts is further divided among such accounts on a pro rata basis. A manager may decline to participate in an offering, or may elect to not have all accounts participate, even if his or her accounts are eligible to participate pursuant to the guidelines if he or she believes that the IPO is not appropriate for his or her accounts or an individual account. A manager who declines to participate must document the basis of his or her decision not to participate. Over time, allocations to eligible accounts for which an IPO opportunity is appropriate will be made on a fair and equitable basis.


         The Adviser and the Funds maintain a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (the "Ethics Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The Ethics Code does not prohibit employees from purchasing securities that may be purchased or held by the Funds, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Funds or the Adviser's other clients or take unfair advantage of their relationship with the Adviser. The specific standards in the Ethics Code include, among others, a requirement that trades of all access persons be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security seven days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as mutual fund shares or U.S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Ethics Code because they present little or no potential for abuse. Certain transactions involving the stocks of large capitalization companies are exempt from the seven day black-out period and short-term trading prohibitions because such transactions are highly unlikely to affect the price of these stocks. In addition to the trading restrictions, the Ethics Code contains reporting obligations that are designed to ensure compliance and allow the Adviser's Ethics Committee to monitor that compliance.

         The Adviser and the Funds have also adopted a Policy and Procedures Designed to Detect and Prevent Insider Trading (the "Insider Trading Policy"). The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Ethics Code and the Insider Trading Policy.

--------------------------------------------------------------------------------
                       CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

         Each Fund is an Oregon corporation and was organized in the year set forth below opposite its name.

                 FUND                                              DATE
                 ----                                              ----
                 Common Stock Fund                                  1991
                 Growth Fund                                        1967
                 International Stock Fund                           1992
                 Special Fund                                       1985
                 Small Cap Fund                                     1996
                 Real Estate Fund                                   1994
                 Technology Fund                                    2000
                 Strategic Value Fund                               2000
                 Balanced Fund                                      1991
                 Short Term Bond Fund                               1986
                 Fixed Income Securities Fund                       1983
                 National Municipal Bond Fund                       1999
                 Oregon Municipal Bond Fund                         1984
                 High Yield Fund                                    1993
                 Columbia Daily Income Company                      1974

         Each Fund offers some or all of the following classes of shares pursuant to a Rule 18f-3 Plan (the "Plan") adopted by the Directors in accordance with the Investment Company Act of 1940 (the "Act"): Class A, B, D, G, T and Z. Shares of each class of a Fund shall represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other relative rights, preferences, limitations, and terms and conditions, except that: (1) each class shall have a different designation, (2) each class of shares shall bear any expenses attributable to a class as set forth in the Plan and the relevant Prospectus, (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution and service plan adopted under Rule 12b-1, if any, and (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class shall have the particular features described below. The differences among the classes of the Funds are subject to change by action of the Board of Directors of each Fund and to the extent permitted by the 1940 Act and each Fund's articles of incorporation and bylaws. All issued and outstanding shares of a Fund are fully paid and nonassessable. Shares have no preemptive rights. Fractional shares have the same rights proportionately as full shares. The shares of a Fund do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Fund, voting for the election of directors, can elect all the directors.


         Class G shares of a Fund (except for Class G shares of the Columbia Growth Fund) automatically convert into Class T shares of the same Fund at the time disclosed in the Prospectus for the relevant class. Class G shares of the Columbia Growth Fund automatically convert into Class A shares of that Fund at the time disclosed in the Fund's Prospectus for Class G shares. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the Prospectus for the relevant class.

         Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase. Class B and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, D and T shares held for fewer than 18 months (12 months in the case of Class D) after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class.

         Any reference to the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of a Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less.

--------------------------------------------------------------------------------
                        DISTRIBUTION AND SERVICING PLANS
--------------------------------------------------------------------------------

RULE 12b-1 DISTRIBUTION PLAN


         The Directors have approved a 12b-1 plan (the "12b-1 Plan") pursuant to Rule 12b-1 under the Act for the Funds' Class A, B, D and G shares. Under the 12b-1 Plan, each Fund pays LFD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B and D shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.10% of the Fund's average daily net assets attributed to Class A shares (except that neither the Columbia International Stock Fund nor the Columbia Strategic Value Fund will have a distribution fee for their Class A Shares) and up to 0.75% of the Fund's average daily net assets attributable to Class B and D shares. Also under the 12b-1 Plan, each Fund pays LFD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Funds also pay LFD monthly a distribution fee at an annual rate of 0.65% of the Fund's average daily net assets attributed to Class G shares.


         Shareholder Liason Services may include the following services provide by financial services firms ("FSFs"): (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with LFD;
(b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provide by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and (c) providing a service to invest the assets of customers in Class G shares.

         LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The 12b-1 Plan authorizes any other payments by a Fund to LFD and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.

         At this time, LFD has agreed to waive the Class A share distribution fee and has agreed to limit service fees for Class G shares to 0.95% for equity funds and 0.80% for bond funds. These arrangement may be modified or terminated by the Board of Directors at any time.

SHAREHOLDER SERVICES PLAN

         The Directors have approved a Shareholder Services Plan (the "Services Plan") for the Funds' Class T shares. Under the Services Plan, each Fund pays the administrator a monthly service fee up to an annual rate of 0.50% of the Fund's net assets attributed to Class T shares, made up of 0.25% for Shareholder Liason Services and 0.25% for Administrative Support Services, to compensate FSFs for providing services to beneficial owners of Class T shares.


         The total fees payable by Class T shares for each Fund pursuant to the Services Plan class will not initially exceed an annual rate of 0.30% for equity funds and 0.15% for bond funds of the average daily net asset value of Class T shares beneficially owned by customers of FSFs.


TERMS OF THE 12b-1 AND SERVICES PLAN


         The Directors believe that the 12b-1 Plan and the Services Plan could be significant factors in the growth and retention of the Funds' assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of the Funds' shareholders. The 12b-1 Plan and the Services Plan will continue in effect from year to year so long as their continuance is specifically approved at least annually by a vote of the Directors, including the Directors who are not interested persons of a Fund and have no direct or indirect financial interest in the operation of the 12b-1 Plan or the Services Plan or in any related agreements ("Independent Directors"), cast in person at a meeting called for the purpose. The 12b-1 Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares. All material amendments of the 12b-1 Plan or the Services Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The 12b-1 Plan and the Services Plan may be terminated at any time by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the 12b-1 Plan and the Services Plan will only be effective if the selection and nomination of the Directors who are not interested persons of the Funds is effected by such Independent Directors.

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                   PURCHASE, REDEMPTION AND PRICING OF SHARES
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PURCHASES AND REDEMPTIONS

         A detailed discussion of how you may purchase, redeem and exchange each class of shares in a Fund is discussed in the Prospectus applicable to the relevant class of the Fund. The following information and policies is supplemental to that found in the applicable Prospectus.


         Each Fund will generally accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to a Fund before the Fund processes that day's transactions. If the FSF fails to transmit before a Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.


         Each Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

         Checks presented for the purchase of shares of a Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

         LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

         Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

         LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Funds' applicable Prospectus) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, LFD may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Funds' shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

         The following special purchase programs/investor services may be changed or eliminated at any time.

         AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of the Funds may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a Fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

         AUTOMATED DOLLAR COST AVERAGING (Classes A, B, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund distributed by LFD in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same class of shares by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC.

         Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

         An exchange is generally a capital sale transaction for federal income tax purposes. You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of Funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

         You should consult your FSF to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

         LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

         TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges an $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

         Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any Fund, or if the Plan maintains an omnibus account.

         Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

         TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

         CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

         AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

         RIGHT OF ACCUMULATION (Class A and B only). Reduced sales charges on Class A and B shares can be effected by combining a current purchase with prior purchases of Class A, B, D, G, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.       The current purchase; and

2. The value at the public offering price at the close of business on the previous day of all Funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another Fund other than a money market fund).

         LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A Fund may terminate or amend this Right of Accumulation.

         STATEMENT OF INTENT (Class A and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, D, G, T and Z shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A or Class T shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

         During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or Class T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

         If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

         If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

         Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

         REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, D, G or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

         PRIVILEGES OF FINANCIAL SERVICE FIRMS. Class A shares of certain Funds may be sold at NAV to registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

         PRIVILEGES OF CERTAIN SHAREHOLDERS. Any shareholder eligible to buy Class Z shares may purchase Class A shares of any fund distributed by the LFD at NAV in those cases where a Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

         EXCHANGES FOR AFFILIATES OF LFD. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

         SPONSORED ARRANGEMENTS. Class A shares of the Funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of a Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

         WAIVER OF CONTINGENT DEFERRED SALES CHARGES ("CDSCS") (Classes A, B, D, G and T, except as noted) CDSCs may be waived on redemptions in the following situations with the proper documentation:


1. Death. CDSCs may be waived on redemptions within one year (no such limit for G and T shares) following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse (no spousal requirement for G and T shares), or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death (except for G and T shares), they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.




2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the

         SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."


3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.



4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.



5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by LFD.



6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.


The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

         Shares may also be sold on any day the Exchange is open, either directly to a Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, a Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

         To sell shares directly to a Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable CDSC) next calculated after a Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information at 1-800-345-6611.

         FSFs must receive requests before the time at which a Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

         SYSTEMATIC WITHDRAWAL PLAN. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

         A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

         A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of a Fund (other than through the reinvestment of dividends) and a SWP at the same time.

         SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

         A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

         The cost of administering SWPs for the benefit of shareholders who participate in them is borne by a Fund as an expense of all shareholders.

         Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

         TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

         CHECKWRITING. Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

         Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

         NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

         Distributions are invested in additional shares of the same class of a Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by LFS is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

         Shares of the Columbia Daily Income Fund will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged.

HOW TO EXCHANGE SHARES

         Shares of a Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) distributed by LFD on the basis of the NAVs per share at the time of exchange. Class Z shares may be exchanged for Class A shares of the other funds that are not offering Class Z shares. Class G shares can be exchanged for Class B shares, but once exchanged into Class B cannot be reexchanged back into Class G. Class T shares can be exchanged for Class A shares, but once exchanged into Class A cannot be reexchanged back into Class T. The prospectus of each Fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain of these funds are not available to residents of all states. Consult LFS before requesting an exchange.

         By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

         A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

         You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

                  - An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

         The Funds also reserve the right to close a shareholder account if the shareholder's actions are deemed to be detrimental to the Fund or its shareholders, including, without limitation, violating the exchange policy set forth in its Prospectus. If a Fund redeems shares, payment will be made promptly at the current net asset value. A redemption may result in a realized capital gain or loss.


PRICING OF SHARES


         The net asset value ("NAV") per share of each Fund is determined by the Adviser, under procedures approved by the directors, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business and at other times determined by the directors. The NAV per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.

         A Fund may suspend the determination of the NAV of a Fund and the right of redemption for any period (1) when the NYSE is closed, other than customary weekend and holiday closings, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to determine the value of the Fund's assets, or (4) as the SEC may by order permit for the protection of security holders, provided the Fund complies with rules and regulations of the SEC, which govern as to whether the conditions prescribed in (2) or (3) exist. The NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

         For purposes of calculating the NAV of a Fund's shares, the following procedures are utilized whenever applicable. Each Fund's equity securities are valued at the last sale price on the securities exchange or national securities markets at which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued using the last bid price. Each Fund purchasing debt securities uses market value to value such securities as quoted by an independent pricing service, dealers who are market makers in the securities or by procedures and guidelines approved by the Funds' Board of Directors. Market values are generally based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Certain debt securities for which daily market quotations are not readily available, or for which the Adviser believes the quotations do not accurately value the security in question, may be fair valued by the Adviser, pursuant to guidelines established by the Funds' Board of Directors.

         Investments in the Columbia Daily Income Company and other temporary cash investments are carried at values deemed best to reflect their fair values as determined in good faith by the Adviser, under procedures adopted by the Funds' Board of Directors. These values are based on cost, adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be used.


         The value of assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will generally be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the security is not priced on an exchange, even if the close of that exchange or price determination is earlier than the time of the Funds' NAV calculation. In the case of such foreign security, if an event that is likely to affect materially the value of a portfolio security occurs between the time the foreign price is determined and the time the Fund's NAV is calculated, it may be necessary to value the security in light of that event.

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                                   CUSTODIANS
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         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02101 acts as the Funds' general custodian, for both domestic and foreign securities. Through June 2002, U.S. Bank N.A. acted as the general custodian for the Funds (except the International Stock Fund) with respect to domestic securities and J.P. Morgan Chase & Co. acted as the general custodian for the International Stock Fund and provided custody services to those Funds that invest in foreign securities. The Custodian holds all securities and cash of the Funds, receives and pays for securities purchased, delivers against payment securities sold, receives and collects income from investments, makes all payments covering expenses of the Funds, and performs other administrative duties, all as directed by authorized officers of the Adviser. The Custodian does not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.


         Portfolio securities purchased in the United States are maintained in the custody of the Fund's custodian. Portfolio securities purchased outside the United States by the Funds are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with the Custodian (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Funds has been approved by the Board of Directors of the Funds or, in the case of foreign securities, at the discretion of the Board of Directors, by the Custodian, as a delegate of the Board of Directors, all in accordance with regulations under the 1940 Act.

         The Adviser determines whether it is in the best interest of the Funds and their shareholders to maintain a Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of the risk of holding a Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Directors, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that the Funds, and the value of their shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodial arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.

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                  ACCOUNTING SERVICES AND FINANCIAL STATEMENTS
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         The financial statements of each Fund for the year ended December 31, 2001, the selected per share data and ratios under the caption "Financial Highlights," and the report of PricewaterhouseCoopers LLP, independent accountants, are included in the 2001 Annual Report to Shareholders of the Funds. PricewaterhouseCoopers LLP, 1300 S.W. Fifth Avenue, Suite 3100, Portland, Oregon 97201, in addition to examining the financial statements of the Funds, assists in the preparation of the tax returns of the Funds and in certain other matters.

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                                      TAXES
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FEDERAL INCOME TAXES

         Each Fund intends and expects to meet continuously the tests for qualification as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund believes it satisfies the tests to qualify as a regulated investment company.

         To qualify as a regulated investment company for any taxable year, each Fund must, among other things:

         (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "90 Percent Test"); and

         (b) diversify its holdings so that, at the end of each quarter, (i) 50 percent or more of the value of the assets of the Fund is represented by cash, government securities, and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in the securities (other than government securities) of any one issuer or of two or more issuers that the Fund "controls" within the meaning of Section 851 of the Code and that meet certain requirements (the "Diversification Test"). In addition, a Fund must file, or have filed, a proper election with the Internal Revenue Service.

         Part I of Subchapter M of the Code will apply to a Fund during a taxable year only if it meets certain additional requirements. Among other things, the Fund must: (a) have a deduction for dividends paid (without regard to capital gain dividends) at least equal to the sum of 90 percent of its investment company taxable income (computed without any deduction for dividends paid) and 90 percent of its tax-exempt interest in excess of certain disallowed deductions (unless the Internal Revenue Service waives this requirement), and
(b) either (i) have been subject to Part I of Subchapter M for all taxable years ending after November 8, 1983 or (ii) as of the close of the taxable year have no earnings and profits accumulated in any taxable year to which Part I of Subchapter M did not apply.

         A regulated investment company that meets the requirements described above is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to a Fund at corporate capital gain tax rates. The policy of each Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders. Under rules that are beyond the scope of this discussion, certain capital losses and certain net foreign currency losses resulting from transactions occurring in November and December of a taxable year may be taken into account either in that taxable year or in the following taxable year.

         If any net long-term capital gains in excess of net short-term capital losses are retained by a Fund, requiring federal income taxes to be paid thereon by the Fund, the Fund may elect to treat such capital gains as having been distributed to shareholders. In the case of such an election, shareholders will be taxed on such amounts as long-term capital gains, will be able to claim their proportional share of the federal income taxes paid by the Fund on such gains as credits against their own federal income tax liabilities, and generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the differences between their pro rata shares of such gains and their tax credits.

         SPECIAL ASPECTS OF 90 PERCENT TEST WITH RESPECT TO FOREIGN CURRENCY. For purposes of the 90 Percent Test, foreign currency gains that are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income by regulation. No such regulations, however, have been issued.

         Unless an exception applies, a Fund may be required to recognize some income with respect to foreign currency contracts under the mark-to-market rules of Section 1256 even though that income is not realized. Special rules under Sections 1256 and 988 of the Code determine the character of any income, gain, or loss on foreign currency contracts.

         Two possible exceptions to marking-to-market relate to hedging transactions and mixed straddles. A hedging transaction is defined for purposes of Section 1256 as a transaction (1) that a Fund properly identifies as a hedging transaction, and (2) that is entered into in the normal course of business primarily to manage the risk of price changes or currency fluctuations with respect to the Fund's investments. A mixed straddle is a straddle where (1) at least one (but not all) of the straddle positions are Section 1256 contracts and (2) the Fund properly identifies each position forming part of the straddle. A straddle for these purposes generally is offsetting positions with respect to personal property. A Fund holds offsetting positions generally if there is a substantial diminution of the Fund's risk of loss from holding a position by reason of its holding one or more other positions.

         OREGON MUNICIPAL BOND FUND AND NATIONAL MUNICIPAL BOND FUND. In certain cases, Subchapter M permits the character of tax-exempt interest received and distributed by a regulated investment company to flow through for federal tax purposes as tax-exempt interest to its shareholders, provided that 50 percent or more of the value of its assets at the end of each quarter is invested in municipal bonds. For purposes of this Statement of Additional Information, the term "municipal bonds" refers to obligations that pay interest that is tax-exempt under Section 103 of the Code. For purposes of this Statement of Additional Information, the term "tax-exempt interest" refers to interest that is not includable in gross income for federal income tax purposes. As discussed below, however, tax-exempt interest may result in an increase in the taxes of the recipient because of the alternative minimum tax, the environmental tax, the branch profits tax, or under other provisions of the Code that are beyond the scope of this Statement of Additional Information. The Oregon Municipal Bond Fund and the National Municipal Bond Fund intend to have at least 50 percent of the value of their total assets at the close of each quarter of their taxable year consist of obligations the interest on which is not includable in gross income for federal income tax purposes under Section 103 of the Code. As a result, the Oregon Municipal Bond Fund's and the National Municipal Bond Fund's dividends payable from net tax-exempt interest earned from municipal bonds should qualify as exempt-interest dividends.

         Distributions properly designated by the Oregon Municipal Bond Fund and the National Municipal Bond Fund as representing net tax-exempt interest received on municipal bonds (including municipal bonds of Guam, Puerto Rico, and certain other issuers) will not be includable by shareholders in gross income for federal income tax purposes (except for shareholders who are, or are related to, "substantial users," as discussed below). Distributions representing net taxable interest received by the Oregon Municipal Bond Fund and the National Municipal Bond Fund from sources other than municipal bonds, representing the excess of net short-term capital gain over net long-term capital loss, or representing taxable accrued market discount on the sale or redemption of municipal bonds, will be taxable to shareholders as ordinary income.

         Any loss realized upon the redemption of shares of the Oregon Municipal Bond Fund and the National Municipal Bond Fund six months or less from the date of purchase of the shares and following receipt of an exempt-interest dividend will be disallowed to the extent of such exempt-interest dividend. Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period for this purpose.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Oregon Municipal Bond Fund and the National Municipal Bond Fund will not be deductible for federal income tax purposes. Under rules issued by the Internal Revenue Service, the purchase of such shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Special rules that are beyond the scope of this Statement of Additional Information limit the deduction of interest paid by financial institutions. Investors with questions regarding these issues should consult their tax advisors.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be items of tax preference and must be included in alternative minimum taxable income for the purpose of determining liability, if any, for the 26-28 percent alternative minimum tax for individuals and the 20 percent alternative minimum tax for corporations. Furthermore, the alternative minimum taxable income for corporations includes an adjustment equal to 75 percent of the excess of "adjusted current earnings" over the corporation's other federal alternative minimum taxable income (computed without regard to "adjusted current earnings" and without regard to any "alternative tax net operating loss"). See Section 56(g) of the Code. For the purpose of alternative minimum tax for corporations, all exempt-interest dividends, less any interest expense incurred to purchase or carry shares paying exempt interest dividends, must be taken into account as "adjusted current earnings." In addition, exempt-interest dividends paid to corporate investors may be subject to tax under the environmental tax, which applies at the rate of 0.12 percent on the excess of the "modified alternative minimum taxable income" of the corporation over $2 million. See Section 59A of the Code.

         In some cases, exempt-interest dividends paid by the Oregon Municipal Bond Fund and the National Municipal Bond Fund may indirectly affect the amount of Social Security benefits or railroad retirement benefits that are taxable income to an investor. See Section 86 of the Code.

         Certain foreign corporations may be subject to the "branch profits tax" under Section 884 of the Code. The receipt of dividends from the Oregon Municipal Bond Fund and the National Municipal Bond Fund may increase the liability of the foreign corporation under the branch profits tax, even if such dividends are generally tax-exempt.

         "Substantial users" (or persons related thereto) of facilities financed by certain governmental obligations are not allowed to exclude from gross income interest on such obligations. No investigation as to the substantial users of the facilities financed by bonds in the Oregon Municipal Bond Fund's and the National Municipal Bond Fund's portfolios will be made by the Oregon Municipal Bond Fund and the National Municipal Bond Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Oregon Municipal Bond Fund or the National Municipal Bond Fund.

         At the respective times of issuance of the municipal bonds, opinions relating to the validity thereof and to the exemption of interest thereon from federal income tax generally were or will be rendered by bond counsel engaged by the respective issuing authorities. The Oregon Municipal Bond Fund and the National Municipal Bond Fund will not make any review of the issuance of the municipal bonds or of the basis for such opinions. An opinion concerning tax-exempt interest generally assumes continuing compliance with applicable standards and restrictions. Certain circumstances or actions by an issuer after the date of issuance can cause interest on municipal bonds to become includable in gross income. In some cases, the interest on such bonds could become taxable from the date of issuance. The Oregon Municipal Bond Fund and the National

Municipal Bond Fund will not monitor any issuers or any municipal bonds to attempt to ensure that the interest remains tax-exempt.

         If either the Oregon Municipal Bond Fund or the National Municipal Bond Fund declares dividends attributable to taxable interest it has received, it intends to designate as taxable the same percentage of the day's dividend that the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.

         Shares of the Oregon Municipal Bond Fund and the National Municipal Bond Fund generally would not be a suitable investment for a tax-exempt institution, a tax-exempt retirement plan, or an individual retirement account. To the extent that such an entity or account is tax-exempt, no additional benefit would result from receiving tax-exempt dividends.

         From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by the Oregon Municipal Bond Fund and the National Municipal Bond Fund and the value of portfolio securities held by the these Funds would be affected.

         OTHER FUNDS. Shareholders of Funds other than the Oregon Municipal Bond Fund and the National Municipal Bond Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. Income distributions to corporate shareholders from the Common Stock Fund, the Growth Fund, the Strategic Value Fund, the International Stock Fund, the Special Fund, and the Balanced Fund may qualify, in whole or part, for the federal income tax dividends-received deduction, depending on the amount of qualifying dividends received by the Fund. Qualifying dividends may include those paid to a Fund by domestic corporations but do not include those paid by foreign corporations. The dividends-received deduction equals 70 percent of qualifying dividends received from a Fund by a shareholder. However, distributions from the Columbia Daily Income Company, the Fixed Income Securities Fund, the Short Term Bond Fund and the High Yield Fund are unlikely to so qualify because the income of these Funds consists largely or entirely of interest rather than dividends. In addition, to the extent the Real Estate Fund's income is derived from interest and distributions from real estate investment trusts ("REITs"), distributions from that Fund will not qualify for the dividends-received deduction. Distributions of any excess of net long-term capital gain over net short-term capital loss from a Fund are ineligible for the dividends-received deduction.

         GENERAL CONSIDERATIONS. Distributions properly designated by any Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders at the applicable long-term capital gains rate, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is lower than the highest rate that applies to ordinary income. Any loss that is realized and allowed on redemption of shares of the Fund six months or less from the date of purchase of the shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. For this purpose,
Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period.

         A portion of the income distributions from the Real Estate Fund will include a tax return of capital because of the nature of the distributions received by the Fund from its holdings in REITs. A tax return of capital is a nontaxable distribution that reduces the tax cost basis of your shares in the Real Estate Fund. The effect of a return of capital is to defer your tax liability on that portion of your income distributions until you sell your shares of the Real Estate Fund.

         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each calendar year, each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior calendar year's distributions which the Fund has designated to be treated as long-term capital gain and, in the case of the Oregon Municipal Bond Fund and the National Municipal Bond Fund, as tax-exempt interest, or in the case of the Real Estate Fund, as a tax return of capital.

         A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings. This tax result is extremely unlikely in the case of the Columbia Daily Income Company, which distributes its earnings daily and has few or no capital gains.

         Each Fund is generally required to obtain from its shareholders a certification of the shareholder's taxpayer identification number and certain other information. Each Fund generally will not accept an investment to establish a new account that does not comply with this requirement. With respect to payments made in 2002 and 2003, if a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold 30 percent of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service, for credit toward the shareholder's federal income taxes. A shareholder's failure to provide a social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service. In addition, that failure may subject the Fund to a separate penalty of $50. This penalty will be charged against the shareholder's account, which will be closed. Closure of the account may result in a capital gain or loss.

         If a Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

         A special tax may apply to a Fund if it fails to make enough distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98 percent of the ordinary income for the calendar year plus (b) 98 percent of the capital gain net income for the one-year period that ends on October 31 during the calendar year (or for the calendar year itself if the Fund so elects), plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4 percent applies to the shortfall. A Fund may utilize earnings and profits distributed to shareholders on redemptions made during the year in determining the actual distributions made to the shareholders for that year.

         The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2 percent of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." Each Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by any of the Funds.

         The Funds may purchase zero coupon bonds and payment-in-kind ("PIK") bonds. With respect to zero coupon bonds, a Fund recognizes original-issue-discount income ratably over the life of the bond even though the Fund receives no payments on the bond until the bond matures. With respect to PIK bonds, a Fund recognizes interest income equal to the fair market value of the bonds distributed as interest. Because a Fund must distribute 90 percent of its income to remain qualified as a registered investment company, a Fund may be forced to liquidate a portion of its portfolio to generate cash to distribute to its shareholders with respect to original-issue-discount income from zero coupon bonds and interest income from PIK bonds.

FOREIGN INCOME TAXES

         The International Stock Fund invests in the securities of foreign corporations and issuers. To a lesser extent, the Common Stock Fund, the Growth Fund, the Special Fund, the Small Cap Fund, the Real Estate Fund, the Technology Fund, the Strategic Value Fund, the Balanced Fund, and the High Yield Fund may also invest in such foreign securities. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to a Fund. These foreign taxes will reduce a Fund's distributed income and a Fund's return. The Funds generally expect to incur, however, no foreign income taxes on gains from the sale of foreign securities.

         The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Funds intend to take advantage of such treaties where possible. It is impossible to predict with certainty in advance the effective rate of foreign taxes that will be paid by a Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.

         U.S. FOREIGN TAX CREDITS OR DEDUCTIONS FOR SHAREHOLDERS OF THE INTERNATIONAL STOCK FUND. Section 853 of the Code allows a regulated investment company to make a special election relating to foreign income taxes if more than 50 percent of the value of the company's total assets at the close of its taxable year consists of stock or securities in foreign corporations and the company satisfies certain holding period requirements. The International Stock Fund generally expects, if necessary, to qualify for and to make the election permitted under Section 853 of the Code. Although the International Stock Fund intends to meet the requirements of the Code to "pass through" such foreign taxes, there can be no assurance that the Fund will be able to do so. The International Stock Fund will elect under Section 853 of the Code only if it believes that it is in the best interests of its shareholders to do so. None of the other Columbia Funds that may invest in foreign securities will qualify under Section 853 of the Code.

         If the International Stock Fund elects pursuant to Section 853, shareholders of that Fund will be required to include in income (in addition to other taxable distributions) and will be allowed a credit or deduction for, their pro rata portions of the qualifying income taxes paid by the Fund to foreign countries. A shareholder's use of the credits resulting from the election will be subject to limits of Section 904 of the Code. In general, those limits will prevent a shareholder from using foreign tax credits to reduce U.S. taxes on U.S. source income. Each shareholder should discuss the use of foreign tax credits and the Section 904 limits with the shareholder's tax adviser.

         No deduction for foreign taxes may be claimed under the Code by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund.

         Each year, the International Stock Fund will provide a statement to each shareholder showing the amount of foreign taxes for which a credit or a deduction may be available.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes and interest charges on the Fund. It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS THAT INVEST IN REMICS.

         The Real Estate Fund, and to a lesser extent certain other Funds (see INVESTMENTS HELD AND INVESTMENT PRACTICES BY THE FUND), may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Real Estate Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Real Estate Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Real Estate Fund does not intend to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

STATE INCOME TAXES

         NATIONAL MUNICIPAL BOND FUND. Distributions from this Fund may be exempt from the income tax of a state, if the distributions are derived from tax-exempt interest paid on the municipal securities of that state or its political subdivisions. Those distributions may not be exempt from another state's income tax, however. In addition, distributions derived from capital gains generally will be subject to state income tax. Shareholders of the National Municipal Bond Fund should consult their tax advisors regarding whether any portion of distributions received from that Fund is exempt from state income tax, because exemption may depend upon whether the shareholder is an individual, subject to tax in any given state, the residence of the individual, and the particular state tax treatment of mutual funds.

         OREGON MUNICIPAL BOND FUND. Individuals, trusts, and estates will not be subject to the Oregon personal income tax on distributions from the Oregon Municipal Bond Fund that are derived from tax-exempt interest paid on the municipal bonds of Oregon and its political subdivisions and certain other issuers (including Puerto Rico and Guam). However, individuals, trusts, and estates that are subject to Oregon personal income tax also generally are subject to the Oregon personal income tax on distributions from the Oregon Municipal Bond Fund that are derived from other types of income, including interest on the municipal bonds of states, other than Oregon. Furthermore, it is expected that corporations subject to the Oregon corporation excise or income tax will be subject to that tax on income from the Oregon Municipal Bond Fund, including income that is exempt for federal purposes. Shares of the Oregon Municipal Bond Fund will not be subject to Oregon property tax. Additional discussion regarding local taxes, and the tax rules of states other than Oregon, are beyond the scope of this discussion.

         Oregon generally taxes corporations on interest income from municipal bonds. The Oregon Municipal Bond Fund is a corporation. However, ORS 317.309(2) provides that a regulated investment company may deduct from such interest income the exempt-interest dividends that are paid to shareholders. The Oregon Municipal Bond Fund expects to distribute its interest income so that it will not be liable for Oregon corporation excise or income taxes.

         The Oregon Municipal Bond Fund and the National Municipal Bond Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income on municipal bonds received by the Fund during the preceding year.

         SHORT TERM BOND FUND AND FIXED INCOME FUND. Individuals, trusts, and estates will not be subject to Oregon personal income tax on dividends properly designated by the Short Term Bond Fund as derived from interest on U.S. Government obligations. See ORS 316.683. If a shareholder pays deductible interest on debt incurred to carry shares of the Short Term Bond Fund, the amount of the tax-exempt dividends for state tax purposes will be reduced. If a shareholder sells shares of the Short Term Bond Fund at a loss after holding them for six months or less, the loss will be disallowed for state purposes to the extent of any state tax-exempt dividend received by the shareholder. Local taxes, and the tax rules of states other than Oregon, are beyond the scope of this discussion.

GENERAL INFORMATION

         Capital gains distributed to shareholders of both the Oregon Municipal Bond Fund and the National Municipal Bond Fund will generally be subject to state and local taxes. Further discussion regarding the state and local tax consequences of investments in the Funds are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION

         The foregoing summary and the summary included in the Prospectus under "Distributions and Taxes" of tax consequences of investment in the Funds are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change, prospectively or retroactively, by legislative or administrative action. Local taxes are beyond the scope of this discussion. Prospective investors in the Funds are urged to consult their own tax advisors regarding specific questions as to federal, state, or local taxes.

         This discussion applies only to general U.S. shareholders. Foreign investors and U.S. shareholders with particular tax issues or statuses should consult their own tax advisors regarding the special rules that may apply to them.

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                              YIELD AND PERFORMANCE
--------------------------------------------------------------------------------

         The Funds will from time to time advertise or quote their respective yields and total return performance. These figures represent historical data and are calculated according to SEC rules standardizing such computations. The investment return and principal value (except, under normal circumstances, for the

Columbia Daily Income Company) will fluctuate so that shares when redeemed may be worth more or less than their original cost.

TOTAL RETURN

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of a Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

         NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

         Total return for a newer class of shares for periods prior to inception includes (a) the performance of the newer class of shares since inception and
(b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B or Class D shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class D shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Adviser or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

YIELD

THE COLUMBIA DAILY INCOME COMPANY

         Current yield is calculated by dividing the net change in the value of an account of one share during an identified seven-calendar-day period by the value of the one share account at the beginning of the same period ($1.00) and multiplying that base period return by 365/7, i.e.:

net change in value of account of one share x 365 = Current
-------------------------------------------   ---
   value of account at beginning of period    7     Yield

The current yield for Columbia Daily Income Company for the seven days ended December 31, 2001 was 1.50%.

         Compounded effective yield is calculated by daily compounding of the base period return referred to above. This calculation is made by adding 1 to the base period return, raising the sum to a number equal to 365 divided by 7, and subtracting 1 from the result, i.e.:
                         365/7
[(base period return + 1)     ] -1 = Compounded Effective Yield

The compounded effective yield for the Columbia Daily Income Company for the seven days ended December 31, 2001 was 1.51%.

         The determination of net change in the value of an account for purposes of the Columbia Daily Income Company yield calculations reflects the value of additional shares purchased with income dividends from the original share and income dividends declared on both the original share and the additional shares. The determination of net change does not reflect realized gains or losses from the sale of securities or unrealized appreciation or depreciation. The Columbia Daily Income Company includes unrealized appreciation or depreciation, as well as realized gains or losses, in the determination of actual daily dividends. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.

THE REAL ESTATE FUND AND THE FIXED INCOME SECURITIES FUNDS

         Current yields of the Real Estate Fund, the Short Term Bond Fund, the Fixed Income Securities Fund, the Oregon Municipal Bond Fund, the High Yield Fund, and the National Municipal Bond Fund are calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period, according to the following formula:
                                  6
              Yield = 2 [(a-b + 1)  -1]
                         ---
                          cd

Where:     a =    dividends and interest earned during the period.

           b =    expenses accrued for the period (net of reimbursement).

           c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

           d = the maximum offering price per share on the last day of the period.


         The Funds use generally accepted accounting principles in determining actual income paid, and these principles differ in some instances from SEC rules for computing income for the above yield calculations. Therefore, the quoted yields as calculated above may differ from the actual dividends paid. For the 30-day period ended December 31, 2001 the current yields for the Real Estate Fund, the Short Term Bond Fund, the Fixed Income Securities Fund, the Oregon Municipal Bond Fund, the High Yield Fund and the National Municipal Bond Fund were 4.79%, 4.50%, 5.19%, 4.45%, 7.59%, and 4.22%, respectively.


         The Oregon Municipal Bond Fund may publish a tax equivalent yield for Oregon shareholders that represents the yield that an investor must receive on a fully taxable investment to achieve the same after-tax results at the highest then existing marginal combined Oregon and federal income tax rates, calculated according to the following formula:

Tax Equivalent Yield =      a  + c   + e
                           ---  ---
                           1-b  1-d

Where:     a =    that portion of the current yield of the Fund that is exempt from federal and Oregon income tax.

           b = highest then-existing marginal combined Federal and Oregon income tax rate.

           c = that portion of the current yield of the Fund that is only exempt from federal gross income tax.

           d =    highest then-existing federal income tax rate.

           e = that portion of the current yield of the Fund that is not tax exempt.

         The National Municipal Bond Fund may also publish a tax equivalent yield for nonresidents of Oregon that represents the yield that an investor must receive on a fully taxable investment to achieve the same after-tax results of the highest then-existing marginal federal income tax rate, calculated according to the following formula:

Tax Equivalent Yield =      a   + c
                           ---
                           1-b

Where:     a =    that portion of the current yield of the Fund that is exempt from federal income tax.

           b =    highest then-existing marginal federal income tax rate.

           c = that portion of the current yield of the Fund that is not tax exempt.

         The Short Term Bond Fund may publish a tax equivalent yield for Oregon shareholders that represents the yield that an investor must receive on a fully taxable investment to achieve the same after-tax results at the highest then existing marginal Oregon income tax rate, calculated according to the following formula:

Tax Equivalent Yield =      a   + c
                           ---
                           1-b

Where:     a =    that portion of the current yield of the Fund that is exempt from Oregon income tax.

           b =    highest then existing marginal Oregon income tax rate.

           c = that portion of the current yield of the Fund that is not exempt from Oregon income tax.

         The Funds may also publish average annual total return quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                        n
                  P(1+T)   = ERV

Where:     P =    a hypothetical initial payment of $1000

           T =    average annual total return
           n =    number of years

         ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, and 10-year periods (or fractional portion thereof)


         The Funds may publish average annual return (after taxes on distributions) quotations for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                          P(1+T)n   =  ATVD

Where:     P =    a hypothetical initial payment of $1000

           T =    average annual total return (after taxes on distributions)

           n =    number of years

        ATVD = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption


         The Funds may publish average annual return quotations (after taxes on distributions and redemption) for recent 1, 5, and 10-year periods (or a fractional portion thereof) computed by finding the average annual compounded rates of return over the 1, 5, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                            P(1+T)n   =  ATVDR

Where:     P =    a hypothetical initial payment of $1000

           T = average annual total return (after taxes on distributions and redemption)

           n =    number of years

       ATVDR = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

         Average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and redemption ("total return figures") may also be published for recent 1, 5, and 10-year periods where the total return figures represent the percentage return for the 1, 5, and 10-year periods that would equate the initial amount invested to the ending redeemable value and the value after taxes on distributions. If a Fund's registration statement under the 1940 Act has been in effect less than 1, 5, or 10 years, the time period during which the registration statement has been in effect will be substituted for the periods stated. Total return figures for the Funds for the applicable periods are set forth in the applicable Fund's Prospectus.

         The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. For example, these services or publications may include Lipper Analytical Services, Inc., Barron's, Business Week, Forbes, Investor's Business Daily, Money, Morningstar Mutual Funds, The Wall Street Journal, and USA Today. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories.

         The Funds may also compare their performance to that of a recognized stock or bond index including the Standard & Poor's 500, Dow Jones, the Russell indices, the NASDAQ stock indices, the NAREIT Equity Index, the Lehman indices, the Merrill Lynch indices and the Merrill Lynch 1-5 Year Government/Corporate Index or, with respect to the International Stock Fund, a suitable international index, such as the Morgan Stanley Capital International Europe, Australasia, Far East Index. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

         In addition, the Funds may also compare their performance to other income-producing securities such as (i) money market funds; (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money market deposit accounts, and other accounts as reported by the Bank Rate Monitor and other financial reporting services, including newspapers); and (iii) U.S. Treasury bills or notes. There are differences between these income-producing alternatives and the Funds other than their yields, some of which are summarized below.

         TAX-RELATED ILLUSTRATIONS. A Fund also may present hypothetical illustrations (i) comparing the Fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

         GENERAL. From time to time, a Fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

         A Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. A Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

         From time to time, a Fund may also discuss or quote the views of LFD, the Adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

         The yields of the Funds are not fixed and will fluctuate. The principal value of your investment in each Fund (except, under normal circumstances, the Columbia Daily Income Company) at redemption may be more or less than its original cost. In addition, your investment is not insured and its yield is not guaranteed. Although the yields of bank money market deposit and other similar accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured up to $100,000. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         The Funds' most recent Annual Report to shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent accountants appearing in the Annual report are incorporated by reference into this Statement of Additional Information.

                                  APPENDIX I
                               December 31, 2001


INFORMATION APPLICABLE TO CERTAIN CLASS G SHAREHOLDERS


         Except as set forth below, Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.


         The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Growth Fund II and Galaxy Short-Term Bond Fund shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
-------------------------------------------------------------------------
Through second year                                            4.00
-------------------------------------------------------------------------
Through third year                                             3.00
-------------------------------------------------------------------------
Through fourth year                                            3.00
-------------------------------------------------------------------------
Through fifth year                                             2.00
-------------------------------------------------------------------------
Through sixth year                                             1.00
-------------------------------------------------------------------------
Longer than six years                                          None
-------------------------------------------------------------------------

         Class G shares received in exchange for Galaxy Short-Term Bond Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase.

         Class G shares received in exchange for Galaxy Growth Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class A shares six years after purchase.

         The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Lagre Cap Growth Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:


                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.50
-------------------------------------------------------------------------
Through second year                                            5.00
-------------------------------------------------------------------------
Through third year                                             4.00
-------------------------------------------------------------------------
Through fourth year                                            3.00
-------------------------------------------------------------------------
Through fifth year                                             2.00
-------------------------------------------------------------------------
Through sixth year                                             1.00
-------------------------------------------------------------------------
Through the seventh year                                       None
-------------------------------------------------------------------------
Longer than seven years                                        None
-------------------------------------------------------------------------

         If you acquired Retail B Shares of the Galaxy Large Cap Growth Fund in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class B shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization.

                                   APPENDIX II
                                DECEMBER 31, 2001


SOURCE            CATEGORY

CREDIT SUISSE
FIRST BOSTON:

                  CSFB High Yield Index
                  CSFB Leveraged Loan Index

LIPPER,
INC.:

                  AMEX Composite Index P
                  AMEX Computer Tech IX P
                  AMEX Institutional IX P
                  AMEX Major Market IX P
                  Bse Sensex Index
                  CAC 40: FFR IX P
                  CD Rate 1 Month Index Tr
                  CD Rate 3 Month Index Tr
                  CD Rate 6 Month Index Tr
                  Consumer Price Index
                  DAX:DM IX TR
                  Domini 400 Social Index
                  Dow Jones 65 Comp Av P
                  Dow Jones Ind Average P
                  Dow Jones Ind Dly Reinv
                  Dow Jones Ind Mth Reinv
                  Dow Jones Trans Av P
                  Dow Jones Trans Av Tr
                  Dow Jones Util Av P
                  Dow Jones Util Av Tr
                  Ft/S&P Act Wld Ex US IX
                  Jakarta Composite Index
                  Jasdaq Index:Yen P
                  Lehman 1-3 Govt/Cred Tr
                  Lehman 1-3 Govt/Credit P
                  Lehman Aggregate Bd P
                  Lehman Aggregate Bd Tr
                  Lehman Cr Bd Int P
                  Lehman Cr Bd Int Tr

                  Lehman Govt Bd Int P
                  Lehman Govt Bd Int Tr
                  Lehman Govt Bd Long P
                  Lehman Govt Bd Long Tr
                  Lehman Govt Bd P
                  Lehman Govt Bd Tr
                  Lehman Govt/Cr Bd P
                  Lehman Govt/Cr Bd Tr
                  Lehman Govt/Cr Int P
                  Lehman Govt/Cr Int Tr
                  Lehman High Yield P
                  Lehman High Yield Tr
                  Lehman Muni 10 Yr IX P
                  Lehman Muni 10 Yr IX Tr
                  Lehman Muni 3 Yr IX P
                  Lehman Muni 3 Yr IX Tr
                  Lehman Muni 5 Yr IX Tr
                  Lehman Muni Bond IX P
                  Lehman Muni Bond IX Tr
                  ML 10+ Yr Treasury IX Tr
                  ML 1-10 YR CORP BD IX P
                  ML 1-10 YR CORP BD IX TR
                  ML 1-3 Yr Muni IX P
                  ML 1-3 Yr Muni IX Tr
                  ML 1-3 Yr Treasury IX P
                  ML 1-3 Yr Treasury IX Tr
                  ML 1-5 Yr Gv/Cp Bd IX P
                  ML 1-5 Yr Gv/Cp Bd IX Tr
                  ML 15 Yr Mortgage IX P
                  ML 15 Yr Mortgage IX Tr
                  ML 1-5 Yr Treasury IX P
                  ML 1-5 Yr Treasury IX Tr
                  ML 3 MO T-Bill IX Tr
                  ML 3-5 Yr Govt IX P
                  ML 3-5 Yr Govt IX Tr
                  ML 3-7 Yr Muni IX Tr
                  ML 7-12 YR MUNI IX P
                  ML 7-12 YR MUNI IX TR
                  ML Corp Master Index P
                  ML Corp Master Index Tr
                  ML Gov/ Corp Master IX T
                  ML Govt Master Index P
                  ML Govt Master Index Tr

                  ML Govt/Corp Master IX P
                  ML HIGH YLD MASTER 2  P
                  ML HIGH YLD MASTER 2  TR
                  ML High Yld Master IX P
                  ML High Yld Master IX Tr
                  ML US CP/GV 10+ YR IX P
                  ML US CP/GV 10+ YR IX TR
                  ML US DOM MASTER  IX P
                  ML US DOM MASTER  IX TR
                  MSCI AC Americas Free GD
                  MSCI AC Americas Free ID
                  MSCI AC Asia Fr-Ja IX GD
                  MSCI AC Asia Fr-Ja IX ID
                  MSCI AC ASIA PAC FR DGD
                  MSCI AC ASIA PAC FR DND
                  MSCI AC ASIA PAC FR P IX
                  MSCI AC Asia Pac Fr-J GD
                  MSCI AC Asia Pac FR-J IX
                  MSCI AC Europe IX GD
                  MSCI AC Europe IX ID
                  MSCI AC Fe Free IX GD
                  MSCI AC Fe Free IX ID
                  MSCI AC Fe Fr-Ja IX GD
                  MSCI AC Fe Fr-Ja IX ID
                  MSCI AC Pac Fr-Jpn IX GD
                  MSCI AC Pac Fr-Jpn IX ID
                  MSCI AC Pacific FR IX ID
                  MSCI AC WLD FR VAL IX GD
                  MSCI AC WLD FR-US GR DGD
                  MSCI AC World Free IX GD
                  MSCI AC World Free Ix ID
                  MSCI AC World Fr-USA GD
                  MSCI AC World Fr-USA ID
                  MSCI AC WRLD FR GR DGD
                  MSCI AC Wrld Fr-Ja IX GD
                  MSCI AC Wrld Fr-Ja IX ID
                  MSCI AC WRLD FR-US V DGD
                  MSCI Argentina IX GD
                  MSCI Argentina IX ID
                  MSCI Australia IX GD
                  MSCI Australia IX ID
                  MSCI Australia IX ND
                  MSCI Austria IX GD

                  MSCI Austria IX ID
                  MSCI Austria IX ND
                  MSCI Belgium IX GD
                  MSCI Belgium IX ID
                  MSCI Belgium IX ND
                  MSCI BRAZIL FREE IX GD
                  MSCI BRAZIL FREE IX ID
                  MSCI Canada IX GD
                  MSCI Canada IX ID
                  MSCI Canada IX ND
                  MSCI Chile IX GD
                  MSCI Chile IX ID
                  MSCI China Free IX ID
                  MSCI Colombia IX GD
                  MSCI Colombia IX ID
                  MSCI Czech Rep IX GD
                  MSCI Czech Rep IX ID
                  MSCI Denmark IX GD
                  MSCI Denmark IX ID
                  MSCI Denmark IX ND
                  MSCI EAFE - JAPAN IX ND
                  MSCI EAFE - UK IX GD
                  MSCI EAFE - UK IX ID
                  MSCI EAFE - UK IX ND
                  MSCI EAFE + Canada IX GD
                  MSCI EAFE + Canada IX ID
                  MSCI EAFE + Canada IX ND
                  MSCI EAFE + EMF IX GD
                  MSCI EAFE + EMF IX ID
                  MSCI EAFE Fr IX ID
                  MSCI EAFE GDP Wt IX GD
                  MSCI EAFE GDP Wt IX ID
                  MSCI EAFE GDP Wt IX ND
                  MSCI EAFE GROWTH IX GD
                  MSCI EAFE GROWTH IX ID
                  MSCI EAFE IX GD
                  MSCI EAFE IX ID
                  MSCI EAFE IX ND
                  MSCI EAFE VALUE IX GD
                  MSCI EAFE VALUE IX ID
                  MSCI EASEA IX GD
                  MSCI EASEA IX ID
                  MSCI EASEA IX ND

                  MSCI Em Eur/Mid East GD
                  MSCI Em Eur/Mid East ID
                  MSCI Em Europe IX GD
                  MSCI Em Europe IX ID
                  MSCI EMF Asia IX GD
                  MSCI EMF Asia IX ID
                  MSCI EMF Far East IX GD
                  MSCI EMF Far East IX ID
                  MSCI EMF IX GD
                  MSCI EMF IX ID
                  MSCI EMF Latin Am IX GD
                  MSCI EMF Latin Am IX ID
                  MSCI EURO UNION GR IX GD
                  MSCI Europe - UK IX GD
                  MSCI Europe - UK IX ID
                  MSCI Europe - UK IX ND
                  MSCI Europe GDP Wt IX ID
                  MSCI Europe IX GD
                  MSCI Europe IX ID
                  MSCI Europe IX ND
                  MSCI European Union GD
                  MSCI European Union ID
                  MSCI EUROPEAN VL IX GD
                  MSCI Far East Free IX ID
                  MSCI Far East IX GD
                  MSCI Far East IX ID
                  MSCI Far East IX ND
                  MSCI Finland IX GD
                  MSCI Finland IX ID
                  MSCI Finland IX ND
                  MSCI France IX GD
                  MSCI France IX ID
                  MSCI France IX ND
                  MSCI Germany IX GD
                  MSCI Germany IX ID
                  MSCI Germany IX ND
                  MSCI Greece IX GD
                  MSCI Greece IX ID
                  MSCI Hong Kong IX GD
                  MSCI Hong Kong IX ID
                  MSCI Hongkong IX ND
                  MSCI Hungary IX GD
                  MSCI Hungary IX ID

                  MSCI India IX GD
                  MSCI India IX ID
                  MSCI Indonesia FR IX GD
                  MSCI Indonesia FR IX ID
                  MSCI Ireland IX ID
                  MSCI Israel Dom IX ID
                  MSCI Israel IX ID
                  MSCI Israel Non Dom Ixid
                  MSCI Italy IX GD
                  MSCI Italy IX ID
                  MSCI Italy IX ND
                  MSCI JAPAN GROWTH IX GD
                  MSCI Japan IX GD
                  MSCI Japan IX ID
                  MSCI Japan IX ND
                  MSCI JAPAN VALUE IX GD
                  MSCI Jordan IX GD
                  MSCI Jordan IX ID
                  MSCI Kokusai IX GD
                  MSCI Kokusai IX ID
                  MSCI Kokusai IX ND
                  MSCI Korea IX GD
                  MSCI Korea IX ID
                  MSCI Luxembourg IX ID
                  MSCI Malaysia Free Ix GD
                  MSCI Malaysia Free IX ID
                  MSCI Mexico Free IX GD
                  MSCI Mexico Free IX ID
                  MSCI N American G IX ID
                  MSCI N American Vl IX ID
                  MSCI Netherland IX GD
                  MSCI Netherland IX ID
                  MSCI Netherland IX ND
                  MSCI New Zealand IX GD
                  MSCI New Zealand IX ID
                  MSCI New Zealand IX ND
                  MSCI Nordic IX GD
                  MSCI Nordic IX ID
                  MSCI Nordic IX ND
                  MSCI Norway IX GD
                  MSCI Norway IX ID
                  MSCI Norway IX ND
                  MSCI Nth Amer IX GD

                  MSCI Nth Amer IX ID
                  MSCI Nth Amer IX ND
                  MSCI Pac - Japan IX GD
                  MSCI Pac - Japan IX ID
                  MSCI Pac - Japan IX ND
                  MSCI PAC FREE GR IX GD
                  MSCI PAC FREE VL IX GD
                  MSCI PAC FR-JPN GR IX GD
                  MSCI PAC FR-JPN VL IX GD
                  MSCI Pacific Free IX ID
                  MSCI Pacific Fr-Jpn ID
                  MSCI Pacific IX GD
                  MSCI Pacific IX ID
                  MSCI Pacific IX ND
                  MSCI Pakistan IX GD
                  MSCI Pakistan IX ID
                  MSCI Peru IX GD
                  MSCI Peru IX ID
                  MSCI Philippines FR DG
                  MSCI Philippines FR GD
                  MSCI Portugal IX GD
                  MSCI Portugal IX ID
                  MSCI Russia IX GD
                  MSCI Russia IX ID
                  MSCI Singapore Fr IX GD
                  MSCI Singapore Fr IX ID
                  MSCI South Africa IX GD
                  MSCI South Africa IX ID
                  MSCI Spain IX GD
                  MSCI Spain IX ID
                  MSCI Spain IX ND
                  MSCI Sri Lanka IX GD
                  MSCI Sri Lanka IX ID
                  MSCI Sweden IX GD
                  MSCI Sweden IX ID
                  MSCI Sweden IX ND
                  MSCI Swtzrlnd IX GD
                  MSCI Swtzrlnd IX ID
                  MSCI Swtzrlnd IX ND
                  MSCI Taiwan IX GD
                  MSCI Taiwan IX ID
                  MSCI Thailand Free IX GD
                  MSCI Thailand Free IX ID

                  MSCI Turkey IX GD
                  MSCI Turkey IX ID
                  MSCI UK IX GD
                  MSCI UK IX ID
                  MSCI UK IX ND
                  MSCI USA IX GD
                  MSCI USA IX ID
                  MSCI USA IX ND
                  MSCI Venezuela IX GD
                  MSCI Venezuela IX ID
                  MSCI World - UK IX GD
                  MSCI World - UK IX ID
                  MSCI World - UK IX ND
                  MSCI World - USA IX GD
                  MSCI World - USA IX ID
                  MSCI World - USA IX ND
                  MSCI World Free IX ND
                  MSCI World GDP Wt IX ID
                  MSCI WORLD GROWTH IX ID
                  MSCI World IX Free ID
                  MSCI World IX GD
                  MSCI World IX ID
                  MSCI World IX ND
                  MSCI WORLD IX SC DGD IX
                  MSCI WORLD IX VALUE
                  MSCI WORLD VALUE IX ID
                  MSCI WORLD-USA GR IX GD
                  MSCI World-USA VL IX GD
                  MSCI Wrld - Austrl IX GD
                  MSCI Wrld - Austrl IX ID
                  MSCI Wrld - Austrl IX ND
                  MSCI WRLD EX USA SC GD
                  MSCI WRLD EX USA SC ID
                  MSCI WRLD EX USA SC ND
                  MSCI WRLD FINANCIALS GD
                  MSCI WRLD FINANCIALS ID
                  MSCI WRLD FREE GR DGD IX
                  MSCI WRLD HEALTHCARE GD
                  MSCI WRLD HEALTHCARE ID
                  MSCI WRLD INFO TECH GD
                  MSCI WRLD INFO TECH ID
                  MSCI WRLD TECH HDWR GD
                  MSCI WRLD TECH HDWR ID

                  MSCI WRLD TELECOM GD
                  MSCI WRLD TELECOM ID
                  NASDAQ 100 IX P
                  NASDAQ Bank IX P
                  NASDAQ Composite IX P
                  NASDAQ Industrial IX P
                  NASDAQ Insurance IX P
                  NASDAQ Natl Mkt Cmp IX
                  NASDAQ Natl Mkt Ind IX
                  NASDAQ Transport IX P
                  Nikkei 225 Avg:Yen P
                  NYSE Composite P
                  NYSE Finance IX P
                  NYSE Industrials IX P
                  NYSE Transportation IX
                  NYSE Utilities IX P
                  Philippines Composite IX
                  PSE Technology IX P
                  Russell 1000 Grow Ix
                  Russell 1000 Grow IX Tr
                  Russell 1000 IX P
                  Russell 1000 IX Tr
                  Russell 1000 Value Ix
                  Russell 1000 Value IX Tr
                  Russell 2000 Grow Ix
                  Russell 2000 Grow IX Tr
                  Russell 2000 IX P
                  Russell 2000 IX Tr
                  Russell 2000 Value Ix
                  Russell 2000 Value IX Tr
                  RUSSELL 2500 GROW IX P
                  RUSSELL 2500 GROW IX TR
                  RUSSELL 2500 IX P
                  RUSSELL 2500 IX TR
                  RUSSELL 2500 VALUE IX P
                  RUSSELL 2500 VALUE IX TR
                  RUSSELL 3000 GROW IX P
                  RUSSELL 3000 GROW IX TR
                  Russell 3000 IX P
                  Russell 3000 IX Tr
                  RUSSELL 3000 VALUE IX P
                  RUSSELL 3000 VALUE IX TR
                  RUSSELL MDCP VALUE IX P

                  RUSSELL MDCP VALUE IX TR
                  Russell Midcap G IX TR
                  RUSSELL MIDCAP GR IX P
                  RUSSELL MIDCAP IX P
                  RUSSELL MIDCAP IX TR
                  RUSSELL SMCP CMPT GRO P
                  RUSSELL SMCP CMPT GRO TR
                  RUSSELL SMCP CMPT IX P
                  RUSSELL SMCP CMPT IX TR
                  RUSSELL SMCP CMPT VAL IX
                  RUSSELL SMCP CMPT VAL P
                  RUSSELL TOP 200 GRO IX P
                  RUSSELL TOP 200 GROW  IX
                  RUSSELL TOP 200 IX P
                  RUSSELL TOP 200 IX TR
                  RUSSELL TOP 200 VAL IX P
                  RUSSELL TOP 200 VALUE IX
                  S & P 100 Index TR
                  S & P 500 Daily Reinv
                  S & P 500 Index P
                  S & P 500 Mnthly Reinv
                  S & P 500/BARRA G IX TR
                  S & P 500/BARRA V IX TR
                  S & P 600 Index P
                  S & P 600 Index Tr
                  S & P Financial IX P
                  S & P Financial IX Tr
                  S & P Industrial IX Tr
                  S & P Industrials P
                  S & P MC 400/BARRA G TR
                  S & P MC 400/BARRA V TR
                  S & P Midcap 400 IX P
                  S & P Midcap 400 IX Tr
                  S & P SC 600/BARRA G TR
                  S & P SC 600/BARRA V TR
                  S & P Transport Index P
                  S & P Transport IX Tr
                  S & P Utility Index P
                  S & P Utility Index Tr
                  SB Cr-Hdg Nn-US Wd IX Tr
                  SB Cr-Hdg Wd Gv Bd IX Tr
                  SB Non-US Wd Gv Bd IX Tr
                  SB Wd Gv Bd:Austrl IX Tr

                  SB Wd Gv Bd:Germany IX Tr
                  SB Wd Gv Bd:Japan IX Tr
                  SB Wd Gv Bd:UK IX Tr
                  SB Wd Gv Bd:US IX Tr
                  SB World Govt Bond IX Tr
                  Straits Times Index
                  SWISS PERF:SFR IX TR
                  TAIWAN SE:T$ IX P
                  T-Bill 1 Year Index Tr
                  T-Bill 3 Month Index Tr
                  T-Bill 6 Month Index Tr
                  Thailand Set Index
                  TOKYO 2ND SCT:YEN IX P
                  TOKYO SE(TOPIX):YEN IX P
                  TORONTO 300:C$ IX P
                  TORONTO SE 35:C$ IX P
                  Value Line Cmp IX-Arth
                  Value Line Cmp IX-Geom
                  Value Line Industrl IX
                  Value Line Railroad IX
                  Value Line Utilities IX

THE NATIONAL
ASSOCIATION OF
REAL ESTATE
INVESTMENT
FUND:

                  Real Estate Investment Fund Index

SALOMON
SMITH
BARNEY:

                  SSB World Ex U.S. Cap Range $2-$10 Billion
                  SSB EMI Global Ex U.S.
                  SSB EMI World Ex U.S.
                  Salomon 30 Year Benchmark



Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company.

*in U.S. currency

                       COLUMBIA SHORT TERM BOND FUND, INC.
                                     PART C
                                OTHER INFORMATION


Item 23.   Exhibits
--------   --------
           (a1)   Registrant's Articles of Incorporation.(1)

           (a2)   Articles of Incorporation proposed to be amended.(5)

           (a3)   Articles of Merger.(1)

           (a4)   Articles of Amendment.(2)

           (b)    Restated Bylaws.(1)

           (c)    Specimen Stock Certificate.(1)

           (d)    Investment Advisory Contract.(1)

           (e)    Distribution Agreement.(3)

           (f)    Not applicable.

           (g)    Master Custodian Agreement with State Street Bank & Trust Co.(6)

          (h1)    Transfer Agent Agreement.(1)

          (h2)    Shareholder Servicing Plan for Class T shares.(7)

          (h3)    Form of Shareholder Servicing Agreement for Class T Shares.(7)

          (h4)    Form of Shareholder Servicing Agreement for Class G Shares.(7)

           (i)    Opinion of Counsel.*

           (j)    Consent of Accountants.*

           (k)    Omitted Financial Statements - Not applicable.

           (l)    Not applicable.

           (m)    Form of Rule 12b-1 Plan.(7)

           (n)    Rule 18f-3 Plan.(7)

           (p)    Code of Ethics.(4)

           (q)    Powers of Attorney.(2)

           (1) Incorporated herein by reference to Post-Effective Amendment No.
           13 to Registrant's Registration Statement on Form N-1A, File No.
           33-8843 filed February 23, 1998.

           (2) Incorporated herein by reference to Post-Effective Amendment No.
           18 to Registrant's Registration Statement on Form N-1A, File No.
           33-8843 filed December 15, 2000.

           (3) Incorporated herein by reference to Post-Effective Amendment No.
           19 to Registrant's Registration Statement on Form N-1A, File No.
           33-8843 filed February 20, 2001.

           (4) Incorporated herein by reference to Post-Effective Amendment No.
           20 to Registrant's Registration Statement on Form N-1A, File No.
           33-8843 filed February 25, 2002.

           (5) Incorporated herein by reference to the Registrant's Proxy
           Statement pursuant to Section 14(a) of the Exchange Act of 1934, filed on June 5, 2002.

           (6) Incorporated herein by reference to the Registrant's Registration
           Statement on Form N-14, File No. 333-91974, filed on July 3, 2002.

           (7) Incorporated herein by reference to Post-Effective Amendment No.
           1 to the Registrant's Registration Statement on Form N-14, File No.
           333-91974, filed on August 23, 2002.

           *  To be filed by amendment.



Item 24.   Persons Controlled by or Under Common Control with Registrant

           The Registrant is controlled by its Board of Directors, whose members also serve as members of the Boards of Directors or Trustees of the following investment companies: Columbia Common Stock Fund, Inc., Columbia Special Fund, Inc., Columbia International Stock Fund, Inc., Columbia Growth Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Balanced Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia Technology Fund, Inc., Columbia Strategic Value Fund, Inc., and CMC Fund Trust, each of which, including the Registrant, is organized under the laws of the State of Oregon. The Registrant and all of the other investment companies listed above, except for CMC Fund Trust, have investment advisory contracts with Columbia Funds Management Company, an Oregon corporation ("the Adviser"). Each series of CMC Fund Trust has an investment advisory contract with Columbia Management Co., an Oregon corporation ("CMC"). CMC, the Adviser, Columbia Trust Company and Columbia Financial Center Incorporated are indirect wholly owned subsidiaries of FleetBoston Financial Corporation, a publicly owned multibank holding company registered under the Bank Holding Company Act of 1956. See "Management" and "Investment Advisory and Other Fees paid to Affiliates" in the Statement of Additional Information.

Item 25.   Indemnification

           Under the bylaws of the Registrant, any director or officer of the Fund shall be indemnified by the Registrant against all expenses incurred by him in connection with any claim, action, suit or proceeding, civil or criminal, by reason of his being an officer, director, employee or agent of the Registrant, to the fullest extent permitted under the Business Corporation Act of the State of Oregon and the Investment Company Act of 1940 and related regulations and interpretations of the Securities and Exchange Commission (including SEC Rel. Nos. IC-11,330, IC-10,700 and IC-7,221).

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           The Registrant's directors and officers are also named insureds under an insurance policy issued by ICI Mutual Insurance Company.

Item 26.   Business and Other Connections of Investment Advisor

           Information regarding the businesses of the Advisor and its officers and directors is set forth under "Management" in the Prospectus and under "Management" and "Investment Advisory and Other Fees Paid to Affiliates" in the Statement of Additional Information and is incorporated herein by reference. Neither the Adviser nor any of its directors or officers has engaged in any business, profession, vocation or employment other than that of providing investment management services. Columbia Trust Company also acts as trustee and/or agent for the investment of the assets of pension and profit sharing plans in pooled accounts.

Item 27.   Principal Underwriters

           Pursuant to a distribution agreement with each of the Columbia Funds, including the Registrant, PFPC Distributors, Inc. is authorized to sell shares of each fund to the public. No commission or other compensation is received by PFPC Distributors, Inc. in connection with the sale of shares of the Columbia Funds. Certain information on each director and officer of PFPC Distributors, Inc. is set forth below:

      Name and Principal                    Positions and Offices               Positions and Offices
      Business Address*                  with Provident Distributors               with Registrant
      ------------------                 ---------------------------               ---------------
Steven Turowski                  Chairman, Chief Executive Officer,                     None
                                 Director and President

Brian Burns                      Director                                               None

Michael Denofrio                 Director                                               None

Susan Keller                     Director                                               None

Rita G. Adler                    Chief Compliance Officer                               None

Christine A. Ritch               Chief Legal Officer                                    None

Salvatore Faia                   Secretary and Clerk                                    None

Christopher S. Conner            Assistant Secretary and Assistant Clerk                None

Bradley A. Stearns               Assistant Secretary and Assistant Clerk                None

John L. Wilson                   Assistant Secretary and Assistant Clerk                None

John Coary                       Treasurer                                              None

Douglas D. Castagna              Controller and Assistant Treasurer                     None

Lisa Colon                       Vice President                                         None

Bruno DiStefano                  Vice President                                         None

Elizabeth T. Holtsbery           Vice President                                         None

Susan K. Moscaritolo             Vice President                                         None

Thomas Rodman                    Vice President                                         None


* The principal business address for each director and officer of PFPC Distributors, Inc. is:

3200 Horizon Drive
King of Prussia, PA  19406

Item 28.   Location of Accounts and Records

           The records required to be maintained under Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Registrant, Columbia Funds Management Company, and Columbia Trust Company at 1301 S.W. Fifth Avenue, Portland, Oregon 97201. Records relating to the Registrant's portfolio securities are also maintained by State Street Bank & Trust Co., 225 Franklin Street, Boston, Massachusetts, 02101.

Item 29.   Management Services

           Not applicable.

Item 30.   Undertakings
           ------------
           Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland and State of Oregon on the 30th day of August, 2002.


                                          COLUMBIA SHORT TERM BOND FUND, INC.


                                          By     /s/ Jeff B. Curtis
                                              --------------------------------
                                                 Jeff B. Curtis
                                                 President



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 30th day of August, 2002 by the following persons in the capacities indicated.



(i)        Principal executive officer:




    /s/ Jeff B. Curtis                                        President
----------------------------------------------
           Jeff B. Curtis



(ii)       Principal accounting and
           financial officer:




    /s/ Jeffrey L. Lunzer                                     Vice President
----------------------------------------------
           Jeffrey L. Lunzer



(iii)      Directors:




*   James C. George                                             Director
----------------------------------------------
           James C. George

*          J. Jerry Inskeep, Jr.                      Chairman and Director
----------------------------------------------
           J. Jerry Inskeep, Jr.



*          Patrick J. Simpson                         Director
----------------------------------------------
           Patrick J. Simpson



*          Richard L. Woolworth                       Director
----------------------------------------------
           Richard L. Woolworth




*By:          /s/  Jeff B. Curtis
     -----------------------------------------
                Jeff B. Curtis
               Attorney-In-Fact